UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1.	Schedule of Investments.

Large Cap Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (95.7%)
Consumer Discretionary (10.2%)
Gannett Co., Inc. (a) (b)	282,000	$15,772,260
Mattel, Inc.	434,800	7,178,548
Tiffany & Co.	621,306	20,515,524
V.F. Corp. (a) (b)	103,250	7,012,740
Walt Disney Co. (The) (a) (b)	650,000	19,500,000

		69,979,072

Consumer Staples (5.4%)
Altria Group, Inc.	138,590	10,176,664
Kimberly-Clark Corp.	276,500	17,060,049
Sara Lee Corp.	568,010	9,099,520
SUPERVALU, Inc.	39,625	1,216,488

		37,552,721

Energy (11.5%)
Anadarko Petroleum Corp. (a) (b)	219,000	10,444,110
ChevronTexaco Corp. (a) (b)	329,460	20,446,288
ConocoPhillips (a) (b)	265,347	17,388,189
Duke Energy Corp. (b)	242,000	7,107,540
Exxon Mobil Corp. (a) (b)	290,000	17,791,500
Schlumberger Ltd. (a) (b)	96,000	6,250,560

		79,428,187

Financials (21.2%)
Ambac Financial Group, Inc.	93,100	7,550,410
American International Group, Inc.	182,000	10,747,100
Bank of New York Co., Inc. (The)	250,000	8,050,000
Citigroup, Inc.	405,666	19,569,328
Fannie Mae	206,000	9,908,600
J.P. Morgan Chase & Co.	507,772	21,326,424
Lincoln National Corp. (a) (b)	118,600	6,693,784
Merrill Lynch & Co., Inc. (a) (b)	190,000	13,216,400
Northern Trust Corp.	257,718	14,251,805
St. Paul Travelers Cos., Inc. (The)	298,500	13,307,130
Washington Mutual, Inc. (a)	318,000	14,494,440
Wells Fargo & Co.	108,800	7,298,304

		146,413,725

Health Care (15.8%)
Abbott Laboratories	186,000	8,111,460
Amgen, Inc. (a)	312,984	20,415,946
Bristol-Myers Squibb Co.	233,080	6,027,449
Cigna Corp.	84,700	8,343,797
HCA, Inc. (a) (b)	155,800	6,722,770
Johnson & Johnson	285,806	17,125,496
Merck & Co., Inc. (b)	507,821	18,499,919
Pfizer, Inc.	724,402	17,001,715
Wyeth (a)	145,000	6,439,450

		108,688,002

Industrials (4.6%)
Emerson Electric Co. (The)	41,370	3,467,220
General Electric Co.	105,000	3,460,800
Parker-Hannifin Corp.	117,000	9,079,200

Pitney Bowes, Inc. (a) (b)	176,800	7,301,840
Textron, Inc.	90,000	8,296,200

		31,605,260

Information Technology (14.3%)
Automatic Data Processing, Inc.	142,400	6,457,840
Cisco Systems, Inc. (a)	1,046,516	20,438,457
Dell, Inc. (a)	844,202	20,606,972
First Data Corp.	152,000	6,846,080
Intel Corp.	928,473	17,594,563
Microsoft Corp.	243,000	5,661,900
Nokia Corp., ADR	550,000	11,143,000
Time Warner, Inc. (a) (b)	564,000	9,757,200

		98,506,012

Materials (4.1%)
Air Products & Chemicals, Inc.	129,700	8,290,424
Alcoa, Inc. (a) (b)	252,000	8,154,720
Weyerhaeuser Co. (b)	186,500	11,609,625

		28,054,769

Telecommunication Services (4.7%)
AT&T, Inc.	421,837	11,765,034
BellSouth Corp.	180,000	6,516,000
Verizon Communications, Inc.	427,000	14,300,230

		32,581,264

Utilities (3.9%)
Dominion Resources, Inc., Virginia (a) (b)	99,000	7,404,210
NiSource, Inc. (a) (b)	538,100	11,752,103
SCANA Corp. (a) (b)	87,467	3,374,477
Xcel Energy, Inc.	231,275	4,435,855

		26,966,645

Total Common Stocks (Cost $528,767,577)		659,775,657

Repurchase Agreement (5.7%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $39,197,538 (Collateralized fully by U.S. Government Agencies)	$39,181,049	39,181,049

Total Repurchase Agreement (Cost $39,181,049)		39,181,049

Securities Held as Collateral for Securities on Loan (38.6%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	266,291,344	266,291,344

Total Securities Held as Collateral for Securities on Loan (Cost $266,291,344)		266,291,344

Total (Cost $834,239,970) - 140.0%		$965,248,050

Percentages indicated are based on net assets of $689,319,365.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (96.2%)
Consumer Discretionary (10.1%)
American Eagle Outfitters, Inc. (b)	168,000	$5,718,720
Best Buy, Inc.	69,000	3,783,960
Coach, Inc. (a)	115,500	3,453,450
Comcast Corp., Class A (a)	110,000	3,601,400
J. C. Penney, Inc.	58,000	3,915,580
Lowe’s Companies, Inc. (b)	60,000	3,640,200
Staples, Inc. (b)	189,000	4,596,480
Starbucks Corp. (a) (b)	192,000	7,249,920

		35,959,710

Consumer Staples (7.0%)
Archer-Daniels-Midland Co.	154,000	6,357,120
CVS Corp.	119,000	3,653,300
Hershey Co. (The)	63,000	3,469,410
PepsiCo, Inc.	67,000	4,022,680
Procter & Gamble Co.	97,000	5,393,200
Wal-Mart Stores, Inc.	39,500	1,902,715

		24,798,425

Energy (8.3%)
Baker Hughes, Inc. (b)	68,500	5,606,725
Cameco Corp.	102,000	4,076,940
Halliburton Co. (b)	73,000	5,417,330
Schlumberger Ltd. (a) (b)	61,000	3,971,710
Valero Energy Corp.	80,000	5,321,600
Weatherford International, Ltd. (a)	103,000	5,110,860

		29,505,165

Financials (8.4%)
AllianceBernstein Holding L.P.	57,000	3,484,980
American International Group, Inc. (b)	60,500	3,572,525
Bear Stearns Cos., Inc. (The)	28,000	3,922,240
Chicago Mercantile Exchange Holdings, Inc. (b)	8,960	4,400,704
Goldman Sachs Group, Inc. (The) (b)	24,600	3,700,578
Merrill Lynch & Co., Inc. (a)	52,000	3,617,120
Prudential Financial, Inc.	50,000	3,885,000
Schwab (Charles) Corp.	215,000	3,435,700

		30,018,847

Health Care (17.2%)
Aetna, Inc. (b)	54,000	2,156,220
AmerisourceBergen Corp.	81,000	3,395,520
Amgen, Inc. (a)	48,862	3,187,268
Amylin Pharmaceuticals, Inc. (a)	112,000	5,529,440
Caremark Rx, Inc. (b)	90,277	4,502,114
Celgene Corp. (a)	124,000	5,881,320
Fisher Scientific International, Inc. (a)	51,000	3,725,550
Genentech, Inc. (a) (b)	46,000	3,762,800
Gilead Sciences, Inc. (a)	64,050	3,789,198
Humana, Inc. (a)	101,000	5,423,700
Medco Health Solutions, Inc. (a)	66,796	3,826,075
Medtronic, Inc.	73,000	3,425,160

Novartis AG, ADR (b)	114,000	6,146,880
Wellpoint, Inc. (a)	29,000	2,110,330
Wyeth (a)	99,500	4,418,795

		61,280,370

Industrials (22.7%)
Boeing Co. (b)	114,824	9,405,235
Caterpillar, Inc. (b)	99,000	7,373,520
Danaher Corp. (b)	82,281	5,292,314
Emerson Electric Co. (The)	68,000	5,699,080
FedEx Corp.	36,712	4,290,164
Fluor Corp.	61,000	5,668,730
General Electric Co.	166,000	5,471,360
Illinois Tool Works, Inc.	75,000	3,562,500
Joy Global, Inc.	72,000	3,750,480
Monster Worldwide, Inc. (a) (b)	163,000	6,953,580
Precision Castparts Corp.	87,000	5,199,120
Union Pacific Corp.	64,000	5,949,440
United Parcel Service, Inc., Class B (b)	61,934	5,099,026
United Technologies Corp.	116,000	7,356,720

		81,071,269

Information Technology (16.9%)
Agilent Technologies, Inc. (a)	106,000	3,345,360
Apple Computer, Inc. (a)	58,500	3,341,520
Broadcom Corp., Class A (a) (b)	94,000	2,824,700
Cisco Systems, Inc. (a)	369,000	7,206,570
Corning, Inc. (a)	221,000	5,345,990
EMC Corp. (a)	291,000	3,192,270
Google, Inc . (a)	10,500	4,402,965
Hewlett-Packard Co.	171,000	5,417,280
Marvell Technology Group, Ltd. (a) (b)	65,500	2,903,615
Microsoft Corp.	245,000	5,708,500
Motorola, Inc.	88,500	1,783,275
Oracle Corp. (a) (b)	531,500	7,701,435
Paychex, Inc.	93,000	3,625,140
QUALCOMM, Inc.	89,000	3,566,230

		60,364,850

Telecommunication Services (5.6%)
America Movil SA de CV, Series L, ADR (b)	171,000	5,687,460
American Tower Corp., Class A (a) (b)	123,000	3,827,760
AT&T, Inc.	145,500	4,057,995
NII Holdings, Inc. (a) (b)	112,000	6,314,560

		19,887,775

Total Common Stocks (Cost $309,560,205)		342,886,411

Repurchase Agreement (3.8%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $13,486,369 (Collateralized fully by U.S. Government Agencies)	$13,480,696	13,480,696

Total Repurchase Agreement (Cost $13,480,696)		13,480,696

Securities Held as Collateral for Securities on Loan (42.7%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	152,154,072	152,154,072

Total Securities Held as Collateral for Securities on Loan (Cost $152,154,072)		152,154,072

Total (Cost $475,194,973) - 142.7%		$508,521,179

Percentages indicated are based on net assets of $356,301,610.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.6%)
Advertising (1.8%)
Interpublic Group of Cos., Inc. (a) (b)	472,050	$3,941,618

Computer Software (13.5%)
BMC Software, Inc. (a) (b)	222,950	5,328,505
CA, Inc.	350,750	7,207,913
Computer Sciences Corp. (a)	127,050	6,154,302
CSG Systems International, Inc. (a)	186,300	4,609,062
Progress Software Corp. (a)	164,200	3,843,922
Unisys Corp. (a)	351,650	2,208,362

		29,352,066

Consumer Discretionary (11.5%)
Gannett Co., Inc. (a)	91,750	5,131,578
International Speedway Corp.	100,200	4,646,274
Kohl’s Corp. (a) (b)	147,900	8,743,847
Lexmark International, Inc. (a) (b)	114,950	6,417,659

		24,939,358

Energy (1.8%)
Forest Oil Corp. (a)	115,700	3,836,612

Financials (35.2%)
Annaly Mortgage Management, Inc.	151,850	1,945,199
Aon Corp. (b)	151,550	5,276,971
Assurant, Inc.	75,150	3,637,260
Cincinnati Financial Corp.	159,350	7,491,043
Endurance Specialty Holdings, Ltd.	182,595	5,843,039
Fidelity National Financial, Inc.	176,350	6,868,832
Hudson City Bancorp, Inc.	104,000	1,386,320
KeyCorp (b)	125,950	4,493,896
Leucadia National Corp. (b)	183,000	5,341,770
MBIA, Inc. (b)	72,350	4,236,093
Mercury General Corp. (b)	139,200	7,846,703
MoneyGram International, Inc.	82,050	2,785,598
Popular Inc.	165,200	3,171,840
Protective Life Corp.	73,150	3,410,253
StanCorp Financial Group, Inc.	97,500	4,963,725
Waddell and Reed Financial, Inc.	266,100	5,471,016
Washington Federal, Inc.	91,750	2,127,683

		76,297,241

Health Care (8.2%)
King Pharmaceuticals, Inc. (a)	201,550	3,426,350
QLT, Inc. (a) (b)	360,650	2,553,402
STERIS Corp.	133,900	3,060,954
Viad Corp.	81,700	2,557,210
Watson Pharmaceuticals, Inc. (a) (b)	113,300	2,637,624
Zimmer Holdings, Inc. (a)	64,900	3,681,128

		17,916,668

Industrials (14.3%)
Crane Co. (b)	141,750	5,896,800
Delta Pine & Land Co.	179,550	5,278,770
Leggett & Platt, Inc.	322,975	8,067,915

R.H. Donnelley Corp.	129,600	7,007,472
Valspar Corp.	183,200	4,838,312

		31,089,269

Information Technology (6.2%)
Affiliated Computer Services, Inc. - Class A (a)	38,500	1,986,985
Polycom, Inc. (a)	174,250	3,819,560
Serono SA, ADR	209,750	3,597,213
Synopsys, Inc. (a)	221,750	4,162,247

		13,566,005

Telecommunication Services (6.1%)
Clear Channel Communications, Inc.(b)	219,700	6,799,715
Discovery Holding Co., Class A (a) (b)	442,400	6,472,312

		13,272,027

Total Common Stocks (Cost $203,353,295)		214,210,864

Repurchase Agreement (2.1%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $4,574,438 (Collateralized fully by U.S. Government Agencies)	$4,572,514	4,572,514

Total Repurchase Agreement (Cost $4,572,514)		4,572,514

Securities Held as Collateral for Securities on Loan (24.0%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	52,125,276	52,125,276

Total Securities Held as Collateral for Securities on Loan (Cost $52,125,276)		52,125,276

Total (Cost $260,051,085) - 124.7%		$270,908,654

Percentages indicated are based on net assets of $217,179,267.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (88.8%)
Consumer Discretionary (14.8%)
AnnTaylor Stores Corp. (a)	70,000	$3,036,600
Carter’s, Inc. (a)	53,000	1,400,790
Circuit City Stores, Inc. (b)	91,200	2,482,464
Coach, Inc. (a)	54,300	1,623,570
Focus Media Holding, Ltd., ADR (a)	42,500	2,769,300
GameStop Corp., Class A (a) (b)	51,000	2,142,000
Guess ?, Inc. (a)	72,000	3,006,000
Hilton Hotels Corp.	90,000	2,545,200
Nutri/System, Inc. (a)	33,500	2,081,355
Too, Inc. (a)	45,500	1,746,745

		22,834,024

Consumer Staples (1.0%)
Hansen Natural Corp. (a)	8,350	1,589,590

Energy (13.5%)
Arch Coal, Inc. (b)	37,200	1,576,164
Cameco Corp. (b)	74,700	2,985,759
Cameron International Corp. (a)	50,000	2,388,500
Global Industries, Ltd. (a)	103,000	1,720,100
Grant Prideco, Inc. (a)	50,400	2,255,400
Holly Corp.	54,400	2,622,080
Peabody Energy Corp. (b)	39,500	2,202,125
TETRA Technologies, Inc. (a)	66,500	2,014,285
Weatherford International, Ltd. (a)	60,100	2,982,162

		20,746,575

Financials (7.6%)
Affiliated Managers Group, Inc. (a) (b)	26,000	2,259,140
Bear Stearns Cos., Inc. (The)	11,600	1,624,928
Chicago Mercantile Exchange Holdings, Inc. (b)	7,300	3,585,395
Host Marriott Corp. (b)	74,700	1,633,689
Legg Mason, Inc.	12,000	1,194,240
optionsXpress Holdings, Inc.	62,500	1,456,875

		11,754,267

Health Care (13.2%)
Aetna, Inc.	23,000	918,390
Amylin Pharmaceuticals, Inc. (a)	31,500	1,555,155
Celgene Corp. (a) (b)	85,000	4,031,550
Covance, Inc. (a)	42,700	2,614,094
Humana, Inc. (a) (b)	55,000	2,953,500
Intuitive Surgical, Inc. (a)	14,000	1,651,580
Pharmaceutical Product Development, Inc.	72,000	2,528,640
ResMed, Inc. (a) (b)	55,800	2,619,810
Wellcare Health Plans, Inc. (a)	30,500	1,496,025

		20,368,744

Industrials (18.2%)
Corrections Corporation of America (a)	43,500	2,302,890

CSX Corp.	24,600	1,732,824
Fluor Corp.	26,000	2,416,180
Gol-Linhas Aereas Inteligentes, ADR (b)	68,000	2,414,000
JLG Industries, Inc.	67,000	1,507,500
Joy Global, Inc.	45,000	2,344,050
Manitowoc Company, Inc. (b)	50,400	2,242,800
McDermott International, Inc. (a)	34,000	1,545,980
Monster Worldwide, Inc. (a) (b)	58,200	2,482,812
Mueller Water Products Inc., Class A (a)	90,000	1,566,900
Precision Castparts Corp.	41,000	2,450,160
Rockwell Automation, Inc.	33,500	2,412,335
Trinity Industries, Inc.	64,050	2,587,620

		28,006,051

Information Technology (13.3%)
Amdocs, Ltd. (a)	64,000	2,342,400
Amphenol Corp., Class A	41,700	2,333,532
Cognizant Technology Solutions Corp., Class A (a)	37,000	2,492,690
Conexant Systems, Inc. (a)	433,000	1,082,500
Garmin, Ltd.	21,000	2,214,240
Harris Corp.	46,500	1,930,215
Intersil Corp., Class A (b)	63,500	1,476,375
Jabil Circuit, Inc.	56,000	1,433,600
MEMC Electronic Materials, Inc. (a)	64,000	2,400,000
Network Appliance, Inc. (a)	44,300	1,563,790
SunPower Corp., Class A (a)	39,800	1,115,196

		20,384,538

Materials (2.6%)
Airgas, Inc.	44,000	1,639,000
Titanium Metals Corp. (a)	67,000	2,303,460

		3,942,460

Telecommunication Services (3.1%)
American Tower Corp., Class A (a) (b)	52,000	1,618,240
NII Holdings, Inc. (a) (b)	55,000	3,100,900

		4,719,140

Utilities (1.5%)
Allegheny Energy, Inc. (a)	62,000	2,298,340

Total Common Stocks (Cost $108,825,583)		136,643,729

Exchange Traded Funds (6.8%)
iShares Russell Midcap Growth Index Fund	55,000	5,275,600
iShares Russell Midcap Index Fund	57,000	5,229,750

Total Exchange Traded Funds (Cost $10,877,111)		10,505,350

Repurchase Agreement (4.0%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $6,083,318 (Collateralized fully by U.S. Government Agencies)	$6,080,759	6,080,759

Total Repurchase Agreement (Cost $6,080,759)		6,080,759

Securities Held as Collateral for Securities on Loan (46.8%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	71,983,335	71,983,335

Total Securities Held as Collateral for Securities on Loan (Cost $71,983,335)		71,983,335

Total (Cost $197,766,788) - 146.4%		$225,213,173

Percentages indicated are based on net assets of $153,816,634.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Small Cap Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (88.6%)
Consumer Discretionary (14.0%)
bebe stores, inc.	42,605	$656,969
BorgWarner, Inc. (b)	12,220	795,522
CEC Entertainment, Inc. (a) (b)	29,687	953,546
Charlotte Russe Holding, Inc. (a)	44,100	1,055,754
Deb Shops, Inc.	24,684	595,131
Emmis Communication Corp., Class A (a)	74,300	1,162,052
Hartmarx Corp. (a)	228,600	1,371,600
Jos. A. Bank Clothiers, Inc. (a)	32,304	774,004
Kellwood Co. (b)	24,508	717,349
Lone Star Steakhouse & Saloon, Inc.	12,200	320,006
M.D.C. Holdings, Inc. (b)	12,610	654,837
Michaels Stores, Inc.	4,554	187,807
Nautilus, Inc. (b)	100,796	1,583,505
P.F. Chang’s China Bistro, Inc. (a)	42,500	1,615,850
Polaris Industries, Inc. (b)	18,416	797,413
Stanley Furniture Co., Inc.	49,673	1,190,662
Steak n Shake Co. (The) (a)	105,700	1,600,298
Strattec Security Corp. (a)	12,407	617,993
Talbots, Inc. (The)	19,583	361,306
Zale Corp. (a)	16,896	407,025

		17,418,629

Consumer Staples (1.5%)
Inter Parfums, Inc. (b)	66,600	1,146,852
Sanderson Farms, Inc. (b)	26,600	744,534

		1,891,386

Energy (6.8%)
Berry Petroleum Co., Class A	19,536	647,618
Cabot Oil & Gas Corp.	7,366	360,934
Energy Partners, Ltd. (a) (b)	86,400	1,637,280
Forest Oil Corp. (a)	39,106	1,296,755
Oceaneering International, Inc. (a)	15,224	698,020
Oil States International, Inc. (a)	21,119	723,959
Pioneer Drilling Co. (a)	118,900	1,835,817
Teekay Shipping Corp.	29,732	1,243,987

		8,444,370

Financials (15.7%)
AmerUs Group Co.	21,248	1,244,070
Assured Guaranty, Ltd.	35,800	908,246
BRE Properties, Inc., Class A, REIT (b)	10,270	564,850
CNA Surety Corp. (a)	83,240	1,438,387
Colonial BancGroup, Inc. (b)	40,260	1,033,877
Dime Community Bancshares	86,432	1,172,882
First State Bancorp	23,324	554,645
Getty Realty Corp.	9,870	280,703
Heritage Property Investment Trust, REIT	13,480	470,722
Hilb, Rogal & Hobbs Co.	23,692	883,001
Hub International, Ltd.	24,676	646,758
InnKeepers USA Trust, REIT	68,492	1,183,542

Investment Technology Group, Inc. (a)	13,710	697,291
Midland Co. (The)	17,542	666,245
NewAlliance Bancshares, Inc.	120,706	1,727,302
Peoples Bancorp, Inc.	24,834	741,047
Phoenix Cos., Inc. (The) (b)	76,680	1,079,654
Protective Life Corp.	10,982	511,981
Stewart Information Services Corp.	28,524	1,035,706
Triad Guaranty, Inc. (a) (b)	27,920	1,364,730
Wintrust Financial Corp.	26,675	1,356,424

		19,562,063

Health Care (5.1%)
American Medical Systems Holdings, Inc. (a)	110,100	1,833,165
Greatbatch, Inc. (a)	79,000	1,864,400
Invacare Corp.	8,104	201,628
Owens & Minor, Inc.	13,843	395,910
Pediatrix Medical Group, Inc. (a)	9,368	424,370
Sierra Health Services, Inc. (a) (b)	6,210	279,636
West Pharmaceutical Services, Inc.	38,400	1,393,152

		6,392,261

Industrials (21.0%)
Briggs & Stratton Corp. (b)	50,624	1,574,913
Comtech Telecommunications Corp. (a)	64,800	1,896,696
Curtiss-Wright Corp.	46,280	1,429,126
EMCOR Group, Inc. (a)	18,504	900,590
Esterline Technologies Corp. (a)	40,900	1,701,031
Gardner Denver, Inc. (a)	40,480	1,558,480
Genlyte Group, Inc. (a)	15,440	1,118,319
Gorman-Rupp Co.	44,563	1,185,376
Granite Construction, Inc. (b)	26,260	1,188,790
Kaydon Corp. (b)	41,355	1,542,955
LaBarge, Inc. (a)	187,200	2,484,144
Moog, Inc., Class A (a)	41,100	1,406,442
Mueller Industries, Inc. (b)	30,635	1,011,874
Oshkosh Truck Corp. (b)	17,540	833,501
Regal-Beloit Corp. (b)	35,438	1,564,588
TBS International, Ltd., Class A (a)	108,448	682,127
Universal Forest Products, Inc.	18,984	1,190,866
Watson Wyatt Worldwide, Inc., Class A (b)	30,800	1,082,312
Woodward Governor Co.	48,740	1,487,057

		25,839,187

Information Technology (17.2%)
Avocent Corp (a)	67,100	1,761,375
Commscope, Inc. (a) (b)	26,700	838,914
Exar Corp. (a) (b)	171,259	2,272,607
Imation Corp.	64,855	2,662,297
Intersil Corp., Class A (b)	13,630	316,898
Ixia (a)	201,063	1,809,567
KEMET Corp. (a) (b)	95,688	882,243
Kronos, Inc. (a)	70,500	2,552,805
M-Systems Flash Disk Pioneers Ltd. (a)	24,500	725,935
Perot Systems Corp., Class A (a)	122,600	1,775,248
Richardson Electronics, Ltd.	131,783	968,605
Rimage Corp. (a)	48,585	992,106
TNS, Inc. (a)	86,300	1,785,547
Varian Semiconductor Equipment Associates, Inc. (a)	25,500	831,555
ViaSat, Inc. (a)	20,000	513,600
WebSideStory, Inc. (a) (b)	59,000	719,800

		21,409,102

Materials (4.2%)
Gibraltar Industries, Inc.	41,327	1,198,483
Glatfelter	62,445	991,002
IAMGOLD Corp.	60,000	534,000
Minerals Technologies, Inc. (b)	26,915	1,399,580
Sensient Technologies Corp.	17,600	368,016
Spartech Corp.	32,740	739,924

		5,231,005

Technology (0.9%)
j2 Global Communications, Inc. (a) (b)	33,400	1,042,748

Utilities (2.3%)
AGL Resources, Inc.	19,710	751,346
Empire District Electric Co. (The) (b)	29,760	611,568
Laclede Group, Inc. (The)	14,368	493,684
Nicor, Inc. (b)	9,230	383,045
UIL Holdings Corp.	11,866	667,937

		2,907,580

Total Common Stocks (Cost $95,605,141)		110,138,331

Exchange Traded Funds (5.9%)
iShares Russell 2000 Growth Index Fund(b)	10,600	779,206
iShares Russell 2000 Index Fund (a) (b)	71,100	5,097,870
iShares Small Cap 600 Index Fund (b)	11,600	717,924
iShares Small Cap 600/BARRA Growth Index Fund (b)	5,800	709,166

Total Exchange Traded Funds (Cost $7,106,568)		7,304,166

Corporate Bonds (0.1%)
Industrials (0.1%)
Mueller Industries, Inc., 6.00%, 11/1/14	$175,000	161,000

Total Corporate Bonds (Cost $175,000)		161,000

Repurchase Agreement (5.3%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturing value of $6,622,626 (Collateralized fully by U.S. Government Agencies)	6,619,840	6,619,840

Total Repurchase Agreement (Cost $6,619,840)		6,619,840

Securities Held as Collateral for Securities on Loan (35.8%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	44,477,230	44,477,230

Total Securities Held as Collateral for Securities on Loan (Cost $44,477,230)		44,477,230

Total (Cost $153,983,779) - 135.7%		$168,700,567

Percentages indicated are based on net assets of $124,284,326.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

International Equity Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (98.5%)
Australia (2.6%)
Banks (0.8%)
National Australia Bank, Ltd.	76,288	$1,992,665

Property & Causulty Insurance (1.0%)
QBE Insurance Group, Ltd.	165,632	2,522,477

Transportation (0.8%)
Qantas Airways, Ltd.	889,400	1,955,771

		6,470,913

Austria (0.4%)
Telecommunications (0.4%)
Telekom Austria AG	47,027	1,047,089

Belgium (2.3%)
Banking & Insurance Services (1.9%)
Fortis	50,135	1,706,816
KBC Groupe SA	27,479	2,948,496

		4,655,312

Chemicals (0.4%)
Solvay SA	8,401	966,429

		5,621,741

Finland (1.6%)
Paper & Related Products (1.0%)
UPM - Kymmene, Oyj	106,100	2,286,404

Telecommunications (0.6%)
Nokia, Oyi	77,650	1,584,937

		3,871,341

France (7.9%)
Insurance (1.6%)
Axa	118,475	3,887,953

Oil Comp-Integrated (2.3%)
Total SA	88,199	5,803,457

Pharmaceuticals (2.0%)
Sanofi-Aventis SA	49,760	4,855,596

Real Estate (0.4%)
Unibail	5,624	980,345

Telecommunications (1.6%)
France Telecom SA	184,066	3,957,118

		19,484,469

Germany (7.6%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	24,123	1,204,422

Banking & Finance (1.3%)
Deutsche Postbank AG	37,775	2,715,537
IKB Deutsche Industriebank AG	15,526	564,513

		3,280,050

Diversified Products (0.5%)
Siemens AG	13,923	1,211,710

Electric Utilities (1.6%)
E.On AG	33,725	3,881,791

Insurance (0.2%)
Hannover Rueckversicherungs AG (a)	16,304	570,281

Insurance-Multi-Line (1.9%)
Allianz AG	29,535	4,663,005

Manufacturing (0.9%)
Man AG	30,861	2,237,059

Retail (0.6%)
Metro AG	27,792	1,577,055

Telecommunications (0.1%)
Premiere AG (a)	19,316	187,992

		18,813,365

Great Britain (22.8%)
Advertising/Marketing (0.5%)
WPP Group PLC	96,012	1,161,915

Banks (4.8%)
Barclays PLC	515,968	5,862,514
Royal Bank of Scotland Group PLC	179,581	5,903,796

		11,766,310

Beverages - Wine & Spirits (1.7%)
Diageo PLC	249,136	4,189,656

Building & Construction (0.2%)
Balfour Beatty PLC	95,013	603,461

Distribution/Wholesale (1.0%)
Wolseley PLC	115,491	2,547,580

Diversified Operations/Commercial (0.2%)
Rentokil Initial PLC	198,694	573,124

Electric - Distribution (0.6%)
Scottish & Southern Energy PLC	63,895	1,359,820

Insurance (1.8%)
Prudential Corp. PLC	386,894	4,370,916

Media (0.2%)
ITV PLC	284,224	567,576

Oil & Gas (2.8%)
BP PLC	600,590	7,001,683

Pharmaceuticals (1.2%)
AstraZeneca PLC	16,877	1,018,555
GlaxoSmithKline PLC	65,801	1,838,384

		2,856,939

Research & Development (0.4%)
Taylor Nelson Sofres PLC	247,843	1,067,755

Retail - Apparel (0.5%)
GUS PLC	64,343	1,149,258

Retail - Building (0.8%)
Kingfisher PLC	439,317	1,937,339

Retail - Consumer Electronics (0.4%)
Kesa Electricals PLC	199,728	1,067,274

Retail - Food (1.7%)
Tesco PLC	673,390	4,158,650

Telecommunications (2.8%)
Vodafone Group PLC	3,187,853	6,793,263

Tobacco (1.2%)
Gallaher Group PLC	192,597	3,009,161

		56,181,680

Hong Kong (1.6%)
Manufacturing - Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	237,000	651,543

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	109,000	1,111,600

Retail - Diversified (0.4%)
Esprit Asia Holdings, Ltd.	147,000	1,200,063

Telecommunications (0.4%)
Hutchison Telecommunications (a)	644,000	1,036,556

		3,999,762

Ireland (2.8%)
Banking & Finance (2.1%)
Bank of Ireland	203,570	3,631,831
Depfa Bank PLC	88,041	1,463,747

		5,095,578

Building & Construction (0.7%)
CRH PLC	53,723	1,746,520

		6,842,098

Italy (2.4%)
Banking & Finance (1.6%)
UniCredito Italiano S.p.A.	487,589	3,816,304

Oil & Gas (0.8%)
Eni S.p.A.	68,254	2,010,295

		5,826,599

Japan (21.4%)
Automobiles & Trucks (3.9%)
Honda Motor Co., Ltd.	73,600	2,334,976
Mitsubishi Corp.	114,400	2,284,601
Nissan Motors Co., Inc.	229,600	2,508,303
Toyota Motor Corp.	51,500	2,696,075

		9,823,955

Banks (3.2%)
Bank of Yokohama, Ltd. (The)	199,000	1,539,198
Sumitomo Mitsui Financial Group, Inc.	299	3,161,947
Sumitomo Trust & Banking Co., Ltd.	162,000	1,769,795
Takefuji Corp.	22,780	1,357,801

		7,828,741

Brewery (0.6%)
Asahi Breweries, Ltd.	113,700	1,596,888

Diversified Chemicals (1.7%)
Nitto Denko Corp.	35,300	2,514,377
Shin-Etsu Chemical Co., Ltd.	32,600	1,772,173

		4,286,550

Diversified Financials (0.5%)
Nomura Holdings, Inc.	66,300	1,242,908

Drugs (0.4%)
Tanabe Seiyaku Co., Ltd.	72,000	885,999

Electric Products (0.9%)
Funai Electric Co., Ltd.	9,700	941,007
Yokogawa Electric Corp.	88,500	1,261,523

		2,202,530

Electronic Components (1.2%)
Murata Manufacturing Co., Ltd.	12,400	805,209
Rohm Co., Ltd.	23,300	2,083,193

		2,888,402

Finance Services (0.6%)
Aiful Corp.	27,150	1,449,803

Industrial (1.1%)
East Japan Railway Co.	224	1,664,044
SMC Corp.	7,800	1,103,671

		2,767,715

Insurance (0.9%)
Mitsui Sumitomo Insurance Co., Ltd.	181,000	2,273,178

Manufacturing (0.3%)
NTN Corp.	108,000	854,221

Manufacturing-Diversified (0.5%)
NOK Corp.	41,400	1,201,259

Office Equipment (1.1%)
Canon, Inc.	54,600	2,677,032

Oil & Gas (0.4%)
Tokyo Gas Co., Ltd.	203,000	956,275

Property & Causulty Insurance (0.5%)
Sompo Japan Insurance, Inc.	80,000	1,118,686

Real Estate (0.4%)
Mitsui Fudosan Co., Ltd.	42,000	912,166

Retail (0.6%)
AEON Co., Ltd.	68,600	1,504,859

Retail - Automobile (0.9%)
Bridgestone Corp.	111,500	2,148,728

Telecommunications (1.2%)
KDDI Corp.	146	897,028
NTT DoCoMo, Inc.	1,409	2,068,800

		2,965,828

Tobacco (0.5%)
Japan Tobacco, Inc.	313	1,140,718

		52,726,441

Netherlands (9.3%)
Air Freight & Logistics (1.1%)
TPG NV	75,405	2,698,271

Banking & Finance (3.4%)
ABN AMRO Holding NV	297,544	8,139,536

Electronic Equipment (0.8%)
ASML Holding NV (a)	93,987	1,903,972

Electronics (0.9%)
Koninklijke (Royal) Philips Electronics NV	72,969	2,279,815

Multi-Line Insurance (1.4%)
Aegon NV	208,316	3,561,982

Publishing (1.0%)
Reed Elsevier NV	169,536	2,549,805

Telecommunications (0.7%)
Koninklijke (Royal) KPN NV	157,762	1,773,491

		22,906,872

Norway (0.6%)
Telecommunications (0.6%)
Telenor ASA	115,200	1,393,205

Singapore (0.1%)
Retail (0.1%)
Jardine Cycle & Carriage, Ltd.	45,000	284,378

Spain (2.9%)
Banking & Finance (2.1%)
Banco Santander Central Hispano SA	361,963	5,286,497

Petroleum (0.8%)
Repsol-YPF SA	67,638	1,936,790

		7,223,287

Sweden (1.7%)
Appliances (0.4%)
Electrolux AB, Class B	62,800	907,830

Machinery & Equipment (0.6%)
Sandvik AB	133,500	1,554,095

Manufacturing (0.3%)
Husqvarna AB (a)	62,800	757,252

Telecommunications (0.4%)
Telefonaktiebolaget LM Ericsson, B Shares	319,000	1,055,308

		4,274,485

Switzerland (10.5%)
Banks (2.9%)
Credit Suisse Group	126,292	7,067,888

Biotechnology (0.5%)
Straumann Holding AG	4,853	1,237,868

Building Materials (0.9%)
Holcim, Ltd.	29,775	2,282,701

Chemicals (0.4%)
Clariant AG	67,634	960,113

Food Products (1.0%)
Nestle SA	7,699	2,418,930

Insurance (1.3%)
Swiss Re	45,243	3,163,160

Pharmaceuticals (3.5%)
Novartis AG	68,602	3,715,801
Roche Holding AG	30,570	5,054,981

		8,770,782

		25,901,442

Total Common Stocks (Cost $185,999,294)		242,869,167

Rights (0.0%)
France (0.0%)
Chemicals (0.0%)
Arkema (a)	2	8

Insurance (0.0%)
Axa	118,475	100,002

Total Rights (Cost $8)		100,010

Total (Cost $185,999,302) - 98.5%		$242,969,177

Percentages indicated are based on net assets of $246,577,256.

Currency	Delivery Date		Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation Depreciation)
Short
Norwegian Krone vs. U.S. Dollar	7/3/06	kr	2,120,000	$336,348	$340,794	$(4,446)
British Sterling Pound vs. U.S. Dollar	11/27/06		£3,790,000	7,167,080	7,032,330	134,750
British Sterling Pound vs. U.S. Dollar	11/27/06		675,000	1,248,109	1,252,460	(4,351)

Total Short Contracts				$5,374,457	$5,248,504	$125,953

Long
Japenese Yen vs. U.S. Dollar	07/3/06	¥	$2,500,000	$21,552	$21,860	$308

Total Long Contracts				$21,552	$21,860	$308

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (99.9%)
Consumer Discretionary (21.2%)
Comcast Corp., Class A (a) (b)	270,450	$8,854,533
Costco Wholesale Corp. (b)	99,000	5,655,870
Laureate Education, Inc. (a) (b)	136,587	5,822,704
News Corp., Class A (b)	428,000	8,209,040
WCI Communities, Inc. (a) (b)	315,500	6,354,170
YUM! Brands, Inc.	132,400	6,655,748

		41,552,065

Consumer Staples (4.0%)
Smithfield Foods, Inc. (a)	271,000	7,812,930

Energy (21.2%)
Apache Corp.	128,700	8,783,775
CONSOL Energy, Inc.	220,000	10,278,400
Noble Corp. (b)	106,200	7,903,404
Pioneer Natural Resources Co. (b)	135,500	6,288,555
Weatherford International, Ltd. (a) (b)	165,700	8,222,034

		41,476,168

Financials (6.7%)
Markel Corp. (a) (b)	15,100	5,239,700
Wells Fargo & Co.	117,000	7,848,360

		13,088,060

Health Care (23.7%)
Bard (C.R.), Inc.	93,500	6,849,810
Emdeon Corp. (a) (b)	633,700	7,864,217
Kos Pharmaceuticals, Inc. (a)	191,400	7,200,468
Laboratory Corporation of America Holdings (a) (b)	98,200	6,110,986
Manor Care, Inc. (b)	144,700	6,789,324
MedCath Corp. (a)	414,500	7,809,180
UnitedHealth Group, Inc.	81,200	3,636,136

		46,260,121

Industrials (12.2%)
L-3 Communications Holdings, Inc. (b)	100,800	7,602,336
Nalco Holdings Co. (a) (b)	454,225	8,007,987
PACCAR, Inc.	100,000	8,238,000

		23,848,323

Information Technology (10.9%)
Activision, Inc. (a)	296,366	3,372,645
ATI Technologies, Inc. (a) (b)	269,000	3,927,400
Fair Issac Corp.	193,000	7,007,830
Symantec Corp. (a) (b)	456,250	7,090,125

		21,398,000

Total Common Stocks (Cost $160,719,736)		195,435,667

Investment Companies (0.3%)
Morgan Stanley Quality Municipal Income Trust	35,800	512,656
Van Kampen Trust for Investment Grade Municipals	10,000	142,400

Total Investment Companies (Cost $612,642)		655,056

Repurchase Agreement (0.8%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $1,475,591(Collateralized fully by U.S. Government Agencies)	$1,474,970	1,474,970

Total Repurchase Agreement (Cost $1,474,970)		1,474,970

Securities Held as Collateral for Securities on Loan (34.4%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	67,300,423	67,300,423

Total Securities Held as Collateral for Securities on Loan (Cost $67,300,423)		67,300,423

Total (Cost $230,107,771) - 135.4%		$264,866,116

Percentages indicated are based on net assets of $195,627,674.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Equity Income Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (95.0%)
Consumer Discretionary (3.8%)
KB Home	90,000	$4,126,500

Consumer Staples (11.2%)
Altria Group, Inc. (b)	35,500	2,606,765
Diageo PLC, ADR (b)	32,500	2,195,375
General Mills, Inc.	57,500	2,970,450
Kimberly-Clark Corp.	70,500	4,349,850

		12,122,440

Energy (17.7%)
ChevronTexaco Corp. (a) (b)	72,300	4,486,938
ConocoPhillips (a)	62,800	4,115,284
Kinder Morgan Management, LLC (a)	48,100	2,069,262
Natural Resource Partners L.P.	80,300	4,352,260
Petroleo Brasileiro SA, ADR	46,000	4,108,260

		19,132,004

Financials (27.9%)
Citigroup, Inc.	73,885	3,564,212
Endurance Specialty Holdings, Ltd.	136,800	4,377,600
Equity Inns, Inc., REIT (b)	236,400	3,914,784
First Industrial Realty Trust, REIT (b)	111,285	4,222,153
Mills Corp. (The), REIT (b)	126,000	3,370,500
U.S. Bancorp	99,500	3,072,560
Washington Real Estate Investment Trust, REIT (b)	111,700	4,099,390
Weingarten Realty Investors, REIT (b)	89,500	3,426,060

		30,047,259

Health Care (8.0%)
Abbott Laboratories (b)	98,600	4,299,946
Pfizer, Inc.	182,000	4,271,540

		8,571,486

Industrials (3.6%)
General Electric Co. (b)	117,000	3,856,320

Information Technology (7.6%)
Nokia Corp., ADR (b)	211,000	4,274,860
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	425,932	3,910,060

		8,184,920

Materials (3.6%)
E.I. DuPont de Nemours & Co. (b)	92,200	3,835,520

Telecommunication Services (3.7%)
AT&T, Inc. (b)	143,000	3,988,270

Utilities (7.9%)
Dominion Resources, Inc., Virginia (a) (b)	58,700	4,390,173
Pinnacle West Capital Corp.	104,000	4,150,640

		8,540,813

Total Common Stocks (Cost $92,233,016)		102,405,532

Investment Companies (0.4%)
Van Kampen Municipal Trust	5,089	72,569
Van Kampen Trust for Investment Grade Municipals	21,400	304,736

Total Investment Companies (Cost $384,012)		377,305

Repurchase Agreement (5.1%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $5,538,758 (Collateralized fully by U.S. Government Agencies)	$5,536,429	5,536,429

Total Repurchase Agreement (Cost $5,536,429)		5,536,429

Securities Held as Collateral for Securities on Loan (21.7%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	23,393,005	23,393,005

Total Securities Held as Collateral for Securities on Loan (Cost $23,393,005)		23,393,005

Total (Cost $121,405,532) - 122.2%		$131,712,271

Percentages indicated are based on net assets of $107,799,646.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (29.4%)
Federal Home Loan Mortgage Corporation (16.6%)
5.00%, 12/1/08, Pool # M80714	$580,373	$569,976
4.50%, 12/1/09, Pool # M80791	3,431,256	3,321,624
4.50%, 1/1/10, Pool # M80792	1,838,507	1,772,991
3.50%, 1/15/10, Pool #2663	135,350	135,053
4.00%, 3/1/10, Pool # M80806	2,720,272	2,586,249
3.50%, 10/15/10, Series 2786, Class PA, CMO	2,157,392	2,137,914
4.50%, 1/15/11, Pool #2782	1,980,000	1,961,180
6.50%, 5/1/13, Pool # E00548	276,083	279,545
3.50%, 8/15/16, Series 2866, Class WE, CMO	1,499,035	1,479,400
6.00%, 9/1/16, Pool # E01049	762,809	764,150
5.50%, 7/15/17, Series 2808, Class OK, CMO	4,750,000	4,741,598

		19,749,680

Federal National Mortgage Assoc. (12.8%)
4.50%, 1/1/10, Pool # 254626	1,505,172	1,453,366
4.50%, 9/25/12, Series 2002-82, Class XJ, CMO	476,038	474,075
6.50%, 8/1/13, Pool # 251901	622,167	630,712
6.00%, 3/1/16, Pool # 253702	479,348	480,988
6.00%, 4/1/16, Pool # 535846	472,810	474,428
6.50%, 4/1/16, Pool # 253706	772,383	783,520
6.00%, 8/1/16, Pool # 545125	338,057	339,284
5.00%, 11/1/17, Pool # 254510	1,901,935	1,835,943
5.00%, 12/1/17, Pool # 254545	2,039,673	1,968,901
4.50%, 3/1/18, Pool # 555292	2,937,428	2,782,891
6.00%, 4/25/18, Series 2002-27, Class VB, CMO	3,118,783	3,113,816
2.75%, 6/25/34, Series 2004-W4, Class AI, CMO	947,156	941,373

		15,279,297

Total Mortgage-Backed Securities (Cost $36,061,010)		35,028,977

U.S. Government Agencies (43.4%)
Federal Farm Credit Bank (1.7%)
3.15%, 9/29/06	2,000,000	1,989,036

Federal Home Loan Bank (14.5%)
2.50%, 4/5/07	3,000,000	2,933,070
3.625%, 11/14/08 (b)	8,000,000	7,680,296
3.00%, 4/15/09	5,000,000	4,700,325
4.625%, 2/18/11, Series 616	2,000,000	1,933,006

		17,246,697

Federal Home Loan Mortgage Corporation (11.4%)
3.30%, 9/14/07	5,000,000	4,872,960
3.25%, 2/25/08	4,000,000	3,856,464
3.50%, 4/1/08	5,000,000	4,832,720

		13,562,144

Federal National Mortgage Assoc. (15.8%)
3.875%, 5/15/07 (b)	4,000,000	3,944,012
6.625%, 10/15/07 (b)	8,000,000	8,107,952
3.875%, 7/15/08	2,000,000	1,939,424
4.00%, 9/2/08	5,000,000	4,841,440

		18,832,828

Total U.S. Government Agencies (Cost $52,881,792)		51,630,705

U.S. Treasury Notes (23.9%)
2.875%, 11/30/06	4,500,000	4,456,404
3.125%, 9/15/08	12,000,000	11,498,436
3.875%, 1/15/09	1,500,000	1,908,934
4.00%, 4/15/10	2,000,000	1,924,376
4.25%, 10/15/10 (b)	9,000,000	8,710,308

Total U.S. Treasury Notes (Cost $28,769,822)		28,498,458

Repurchase Agreement (2.8%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $3,286,804 (Collateralized fully by U.S. Government Agencies)	3,285,422	3,285,422

Total Repurchase Agreement (Cost $3,285,422)		3,285,422

Securities Held as Collateral for Securities on Loan (50.6%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	60,242,474	60,242,474

Total Securities Held as Collateral for Securities on Loan (Cost $60,242,474)		60,242,474

Total (Cost $181,240,520) - 150.1%		$178,686,036

Percentages indicated are based on net assets of $119,071,799.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Backed Securities (5.0%)
Banking & Financial Services (5.0%)
Private Export Funding, 4.97%, 8/15/13	$4,350,000	$4,199,107
Private Export Funding, 4.55%, 5/15/15	10,000,000	9,296,610
Private Export Funding, 4.95%, 11/15/15	7,000,000	6,699,021

Total U.S. Government Backed Securities (Cost $21,646,878)		20,194,738

Mortgage-Backed Securities (61.1%)
Federal Home Loan Mortgage Corporation (25.3%)
5.00%, 11/1/09, Pool # M80779	2,275,300	2,226,306
5.125%, 10/15/15, Series R003, Class AG	31,180,387	30,524,585
6.00%, 9/1/16, Pool # E01049	1,056,198	1,058,054
6.00%, 5/1/17, Pool # E89746	1,283,895	1,286,412
4.50%, 2/1/18, Pool # E94445	7,972,623	7,540,861
4.50%, 8/15/22, Series 2649, Class VJ, CMO	6,049,000	5,336,943
5.50%, 12/15/22, Series 2542, Class DJ, CMO	5,000,000	4,835,877
5.00%, 7/15/23, Series 2638, Class DH, CMO	2,302,000	2,131,346
5.50%, 2/1/29, Pool # A18613	7,357,633	7,102,995
5.00%, 10/15/32, Series 2553, Class - DJ, CMO	5,000,000	4,578,680
4.50%, 5/1/34, Pool # A21214	9,245,840	8,408,964
5.00%, 5/1/35, Pool # A35079	8,911,907	8,329,312
5.00%, 7/1/35, Pool # A46182	19,529,753	18,253,041

		101,613,376

Federal National Mortgage Assoc. (35.6%)
5.00%, 11/1/17, Pool # 254510	1,901,935	1,835,943
5.00%, 12/1/17, Pool # 254545	2,039,673	1,968,901
5.00%, 1/1/18, Pool # 650205	6,698,742	6,466,001
4.50%, 1/25/18, Series 2002-94, Class HM, CMO	8,000,000	7,312,862
4.50%, 2/1/18, Pool # 683346	2,926,947	2,766,469
4.50%, 3/1/18, Pool # 555292	5,874,857	5,565,784
6.00%, 1/1/23, Pool # 254633	2,485,607	2,476,033
5.50%, 8/1/32, Pool # 555954	1,638,333	1,593,802
5.50%, 1/1/33, Pool # 678321	2,264,927	2,185,293
5.00%, 7/1/33, Pool # 724965	3,846,463	3,612,845
5.00%, 8/1/33, Pool # 738751	1,667,442	1,566,279
5.00%, 8/1/33, Pool # 724635	1,261,649	1,182,636
5.00%, 10/1/33, Pool # 753298	1,011,409	950,141
5.50%, 1/1/34, Pool # 757571	2,646,021	2,541,614
4.50%, 9/1/34, Pool # 725866	8,686,474	7,870,397
6.50%, 11/1/34, Pool # 783476	3,804,282	3,827,773
5.50%, 1/1/35, Pool # 807988	10,825,762	10,398,599
5.50%, 3/1/35, Pool # 787561 (b)	24,922,640	23,939,241
5.50%, 5/1/35, Pool # 825530 (b)	16,152,026	15,514,700
5.50%, 6/1/35, Pool # 825533	15,078,232	14,483,275
5.50%, 9/1/35, Pool # 835787	11,206,598	10,764,408
5.50%, 11/1/35, Pool # 843868	14,872,851	14,285,998

		143,108,994

Government National Mortgage Assoc. (0.2%)
5.50%, 7/15/24, Pool # 631850	834,873	813,142

Total Mortgage-Backed Securities (Cost $256,171,885)		245,535,512

U.S. Government Agencies (17.8%)
Federal Farm Credit Bank (1.2%)
4.875%, 12/16/15 (b)	5,000,000	4,757,995

Federal Home Loan Bank (4.9%)
4.875%, 8/16/10 (b)	20,000,000	19,562,120

Federal Home Loan Mortgage Corp. (9.0%)
5.625%, 3/15/11 (b)	12,000,000	12,061,740
5.875%, 3/21/11 (b)	10,000,000	10,079,830
5.00%, 11/13/14, Series MTN, Callable 11/13/06 @ 100 (b)	15,000,000	14,311,020

		36,452,590

Federal National Mortgage Assoc. (1.2%)
5.125%, 1/2/14	5,000,000	4,798,630

Sovereign (1.5%)
Financing Corp., 8.60%, 9/26/19	500,000	636,640
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,312,205

		5,948,845

Total U.S. Government Agencies (Cost $74,153,710)		71,520,180

U.S. Treasury Bonds & Notes (18.1%)
6.50%, 2/15/10 (b)	10,000,000	10,448,050
4.75%, 3/31/11	35,000,000	34,473,635
4.00%, 2/15/15 (b)	30,000,000	27,644,520

Total U.S. Treasury Bonds & Notes (Cost $74,221,149)		72,566,205

Repurchase Agreement (1.4%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturity value of $5,635,377 (Collateralized fully by U.S. Government Agencies)	5,633,006	5,633,006

Total Repurchase Agreement (Cost $5,633,006)		5,633,006

Securities Held as Collateral for Securities on Loan (37.8%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	151,959,477	151,959,477

Total Securities Held as Collateral for Securities on Loan (Cost $151,959,477)		151,959,477

Total (Cost $583,786,105) - 141.2%		$567,409,118

Percentages indicated are based on net assets of $401,716,986.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (33.3%)
Aerospace & Defense (0.4%)
Raytheon Co., 6.15%, 11/1/08	$2,065,000	$2,085,185

Airlines (0.7%)
Southwest Airlines Co., 5.25%, 10/1/14	4,310,000	4,057,042

Auto - Cars/Light Trucks (0.6%)
DaimlerChrysler NA Holdings, 4.875%, 6/15/10	3,230,000	3,087,560

Banking & Financial Services (25.5%)
Accredited Mortgage Loan Trust, Series 2005-4, Class A2B, 5.23%, 12/25/35 (d) *	3,000,000	3,001,538
American Express Credit Account Master Trust, 5.20%, 3/15/11 *	4,750,000	4,741,636
Bank of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.81%, 12/10/42	2,693,000	2,505,260
Bank of America Corp., 4.25%, 10/1/10	1,415,000	1,341,887
Boeing Capital Corp., 7.375%, 9/27/10	4,350,000	4,621,801
Chase Credit Card Master Trust, Series 2003-3, Class A, 5.31%, 10/15/10 *	2,500,000	2,505,009
Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 5/25/33	7,655,000	7,431,621
CIT Group, Inc., 5.00%, 2/13/14	1,988,000	1,858,279
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2, 5.72%, 6/1/99	5,230,000	5,208,479
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A3, 5.46%, 8/25/34 (d) *	11,510,000	11,555,691
Countrywide Asset-Backed Certificates, Series 2005-4, Class 3AV2, 5.29%, 10/25/35 (d) *	6,038,000	6,043,953
Credit-Based Asset Servicing and Securitization, Series 2005-CB5, Class AF2, 4.83%, 8/25/35	6,000,000	5,860,567
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A2, 3.52%, 1/15/37	5,650,000	5,407,873
Gatx Financial Corp., 5.125%, 4/15/10	5,209,000	5,042,078
General Electric Capital Commercial Mortgage Corp., Series 2004-C1, Class A2, 3.915%, 11/10/38	8,040,000	7,604,056
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A3A 5.875%, 4/15/45	5,370,000	5,354,897
Lehman Brothers Holdings, Series MTNG, 4.80%, 3/13/14	5,272,000	4,874,064
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3, 5.32%, 8/16/10 *	3,240,000	3,246,216

Merrill Lynch & Co., 6.00%, 2/17/09 (b)	4,965,000	4,997,943
Morgan Stanley, 4.25%, 5/15/10	4,667,000	4,406,259
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.02%, 3/25/33	5,933,181	5,584,711
Residential Asset Mortgage Products, Inc., Series 2005-RZ4, Class A2, 5.34%, 11/25/35 (d) *	4,381,000	4,388,210
Residential Asset Securities Corp., Series 2005-KS6, Class A2, 5.23%, 7/25/35 (d) *	9,592,000	9,596,110
Structured Asset Investment Loan Trust, Series 2005-11, Class A6, 5.30%, 1/25/36 (d) *	8,001,000	8,016,845
Synovus Financial, 4.875%, 2/15/13	3,300,000	3,120,365
Wachovia Bank Commercial Mortgage Trust, 5.42%, 1/15/45	5,083,000	4,902,611
Wachovia Corp., 4.375%, 6/1/10	2,637,000	2,521,608
Wells Fargo Home Equity Trust, Series 2004-2, Class AI3, 3.97%, 9/25/24	4,572,000	4,516,399

		140,255,966

Correctional institutions (0.5%)
Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/2009 @ 103.125	2,660,000	2,500,400

Hotels & Motels (0.2%)
ITT Corp (New), 7.375%, 11/15/15	1,330,000	1,339,975

Information Technology (0.9%)
Electric Data Systems, Series B, 6.50%, 8/1/13 *	5,031,000	4,963,162

Office Automation and Equipment (0.2%)
Xerox Corp., 6.40%, 3/15/16	1,330,000	1,255,188

Paper & Related Products (0.8%)
International Paper Co., 6.75%, 9/1/11	4,363,000	4,508,035

Retail (0.4%)
Lowe’s Companies, Inc., 8.25%, 6/1/10	2,118,000	2,310,238

Telecommunications (1.4%)
America Movil SA de CV, 5.75%, 1/15/15 (b)	1,904,000	1,773,997
Motorola, Inc., 7.50%, 5/15/25 (b)	4,480,000	4,901,101
Sprint Capital Corp., 6.875%, 11/15/28	1,215,000	1,224,000

		7,899,098

Utilities (1.7%)
American Electric Power, Series C, 5.375%, 3/15/10	6,680,000	6,575,391
General Electric Co., 5.00%, 2/1/13	3,100,000	2,969,301

		9,544,692

Total Corporate Bonds (Cost $188,386,276)		183,806,541

Mortgage-Backed Securities (25.0%)
Federal Home Loan Mortgage Corp. (11.8%)
6.00%, 10/1/19, Pool # G11679	3,729,265	3,737,544
5.00%, 5/1/20, Pool # B19275	5,038,343	4,850,843
5.50%, 11/1/20, Pool # J02711	2,401,105	2,355,412
5.50%, 3/1/21, Pool # J01432	824,928	809,384
4.50%, 6/1/35, Pool # G01842	3,376,437	3,063,177
5.50%, 6/1/35, Pool # A35148	8,241,158	7,920,708
5.50%, 7/1/35, Pool # A36540	5,088,250	4,890,399
6.00%, 7/1/35, Pool # A36304	2,418,771	2,381,810
5.50%, 8/1/35, Pool # A36652	2,213,729	2,127,650
5.00%, 9/1/35, Pool # A37961	2,677,232	2,502,214
5.50%, 9/1/35, Pool # G08080	1,520,272	1,461,158
5.50%, 12/1/35, Pool # A40359	2,401,380	2,308,005
6.00%, 1/1/36, Pool # A42269	4,654,452	4,583,328
6.00%, 2/1/36, Pool # A42812	1,774,871	1,747,749
5.50%, 4/1/36, Pool # A44445	6,154,228	5,911,393
6.00%, 5/1/36, Pool # A48673	11,362,863	11,189,226
6.50%, 5/1/36, Pool # A48509	3,287,446	3,307,068

		65,147,068

Federal National Mortgage Assoc. (11.8%)
6.00%, 10/1/13, Pool # 252061	243,364	244,369
5.50%, 4/1/18, Pool # 685496	356,910	350,341
4.50%, 6/1/19, Pool # 780349	4,916,139	4,646,597
5.00%, 8/1/20, Pool # 832058	571,431	550,377
5.00%, 8/1/20, Pool # 838787	914,188	880,506
5.50%, 11/1/20, Pool # 843972	2,224,450	2,183,509
5.50%, 12/1/20, Pool # 831138	2,606,840	2,558,861
5.50%, 5/1/21, Pool # 895628	4,802,660	4,714,267
6.50%, 1/1/35, Pool # 809198	2,159,808	2,171,350
6.00%, 2/1/35, Pool # 735269	2,532,418	2,492,928
5.50%, 3/1/35, Pool # 787561 (b)	9,759,154	9,374,076
5.50%, 4/1/35, Pool # 822982	7,152,333	6,888,072
6.00%, 4/1/35, Pool # 735503	760,168	748,314
6.00%, 4/1/35, Pool # 735502	1,551,242	1,527,052
7.00%, 6/1/35, Pool # 830686	2,327,299	2,380,925
7.00%, 6/1/35, Pool # 255820	1,880,453	1,923,783
5.00%, 9/1/35, Pool # 757857	2,155,267	2,014,748
5.50%, 10/1/35, Pool # 817568	3,930,181	3,777,581
5.50%, 2/1/36, Pool # 831295	1,929,863	1,854,931
5.50%, 2/1/36, Pool #256101	3,302,967	3,174,720
6.50%, 2/1/36, Pool # 851341	3,737,120	3,757,090
6.50%, 3/1/36, Pool # 866062	3,753,025	3,773,081
6.00%, 5/1/36, Pool #891591	3,371,506	3,318,932

		65,306,410

Government National Mortgage Assoc. (1.4%)
5.00%, 8/15/35, Pool # 550887	6,991,220	6,616,799
5.00%, 5/15/36, Pool # 651823	996,729	943,348

		7,560,147

Total Mortgage-Backed Securities (Cost $142,354,798)		138,013,625

Municipal Bonds (5.9%)
California (1.5%)
Fresno County Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	5,870,000	5,381,205
San Bernardino County Financing Authority, Pension Obligation Revenue, 6.87%, 8/1/08, MBIA	2,445,000	2,507,348

		7,888,553

Florida (1.4%)
Gainesville Post Employment Benefits Obligation, 4.71%, 10/1/14	3,730,000	3,489,265

Gainesville, FL Post Employment Benefits, 4.68%, 10/1/13	1,785,000	1,679,132
Palm Beach County, Florida, 5.735%, 6/1/12	1,000,000	1,002,480
Palm Beach County, Florida, 5.78%, 6/1/13	1,425,000	1,429,261

		7,600,138

Illinois (0.9%)
Chicago, Series B, 5.25%, 1/1/12, XLCA	3,155,000	3,091,647
Illinois State, 3.75%, 6/1/12	2,215,000	2,002,139

		5,093,786

New York (1.2%)
New York State, Series D, 5.20%, 4/15/11	3,220,000	3,159,239
New York State, Series D, 5.21%, 4/15/12	1,235,000	1,212,362
Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	2,515,000	2,365,936

		6,737,537

Texas (0.6%)
Brownsville Utility System, Series B, 4.92%, 9/1/14, AMBAC	3,570,000	3,390,786

Wisconsin (0.3%)
Wisconsin State General Revenue, Series A, 4.80%, 5/1/13	2,000,000	1,901,280

Total Municipal Bonds (Cost $33,272,608)		32,612,080

U.S. Government Agencies (17.5%)
Federal Home Loan Bank (2.6%)
4.25%, 3/24/08, Callable 6/24/06 @ 100 (b)	1,810,000	1,773,317
4.85%, 8/10/10, Callable 8/10/06 @ 100	5,970,000	5,810,016
5.875%, 2/15/11, Series FB11 (b)	6,415,000	6,492,557

		14,075,890

Federal Home Loan Mortgage Corp. (1.8%)
4.50%, 6/15/10, Series MTN, Callable 9/15/06 @ 100	2,885,000	2,778,930
4.875%, 11/15/13	7,457,000	7,175,200

		9,954,130

Federal National Mortgage Assoc. (7.3%)
5.00%, 7/25/08	4,000,000	3,961,304
6.625%, 11/15/10	8,001,000	8,352,604
6.125%, 3/15/12	6,258,000	6,447,448
4.40%, 11/25/33, Series 2003-W16, Class AF5	1,000,000	974,926
6.00%, 7/15/36 (f)	21,177,000	20,839,481

		40,575,763

Government National Mortgage Assoc. (5.8%)
5.00%, 7/15/36 (f)	33,709,862	31,897,957

Total U.S. Government Agencies (Cost $97,664,062)		96,503,740

U.S. Treasury Bonds (10.0%)
8.875%, 8/15/17 (b)	42,168,000	55,025,951

Total U.S. Treasury Bonds (Cost $55,777,355)		55,025,951

U.S. Treasury Notes (15.1%)
4.00%, 4/15/10	8,320,000	8,005,404
4.50%, 2/28/11 (b)	9,593,000	9,353,923
2.375%, 4/15/11	7,658,000	7,743,579
4.875%, 4/30/11	25,350,000	25,091,557
4.875%, 5/31/11	5,319,000	5,264,980
4.00%, 11/15/12	29,829,000	28,036,934

Total U.S. Treasury Notes (Cost $83,992,462)		83,496,377

Repurchase Agreement (0.8%)
U.S. Bank NA, 5.05%, dated 6/30/06, maturing 7/3/06, with a maturing value of $4,282,603 (Collateralized fully by U.S. Government Agencies)	4,280,802	4,280,802

Total Repurchase Agreement (Cost $4,280,802)		4,280,802

Securities Held as Collateral for Securities on Loan (35.7%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	197,217,627	197,217,627

Total Securities Held as Collateral for Securities on Loan (Cost $197,217,627)		197,217,627

Total (Cost $802,945,990) - 143.3%		$790,956,743

Percentages indicated are based on net assets of $551,770,997.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.0%)
Kentucky (96.0%)
Education (10.8%)
Allen County, Kentucky, School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	$468,773
Jefferson County, Kentucky, School District, 5.25%, 7/1/11, Callable 1/1/10 @ 101, FSA	200,000	210,038
Jefferson County, Kentucky, School District, 5.50%, 1/1/14, FSA	105,000	114,130
Kentucky County, Kentucky, School District, Series B, 4.30%, 4/1/21	395,000	381,400
Louisville & Jefferson Counties, Kentucky, 5.00%, 5/15/10	105,000	109,047
Somerset, Kentucky, Independent School District Finance Corporation, 4.00%, 10/1/08	90,000	90,439
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	259,040

		1,632,867

Facilities Support Services (44.5%)
Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky Project, 5.00%, 10/1/15	480,000	508,973
Kentucky State Property & Buildings Commission, Project No. 69, Series A, 5.50%, 8/1/11, FSA	540,000	578,388
Kentucky State Property & Buildings Commission, Project No. 73 - Road Fund, 5.25%, 11/1/11	400,000	422,748
Kentucky State Property & Buildings Commission, Project No. 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	500,000	522,785
Kentucky State Property & Buildings Commission, Project No. 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	319,281
Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	534,535
Kentucky State Property & Buildings Commission, Project No. 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	523,975
Kentucky State Property & Buildings Commission, Project No. 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	490,000	522,938
Kentucky State Property & Buildings Commission, Project No. 83, 5.00%, 10/1/18	250,000	265,048

Kentucky State Property & Buildings Commission, Project No. 76, 5.50%, 8/1/21	620,000	689,507
Kentucky State Property & Buildings Commission Revenue, Project No. 74, 5.15%, 2/1/22, FSA	25,000	26,448
Kentucky State Property & Buildings Commission Revenue, Project No. 79, 5.00%, 10/1/22, Prerefunded 10/1/13 @ 100, FSA	465,000	492,193
Leslie County, Kentucky, Detention Facilities Improvement Project, 4.75%, 12/1/35, Callable 12/1/15 @ 100	600,000	565,548
Louisville, Kentucky, Parking Authority, 7.50%, 7/1/09, Callable 7/1/06 @ 100	350,000	385,483
Warren County, Kentucky, Justice Center Expansion Corp. Revenue, First Mortgage of AOC Judicial Facilities, 4.375%, 9/1/24, Callable 9/1/15 @ 100, MBIA	375,000	361,976

		6,719,826

Health Care (3.5%)
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101	500,000	528,105

Housing (2.0%)
Kentucky Area Development District, 5.40%, 6/1/14	220,000	231,735
Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	65,000	65,582

		297,317

Transportation (10.5%)
Kentucky State Turnpike Authority, 5.50%, 7/1/11	200,000	213,854
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	538,570
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/15, AMBAC	270,000	295,664
Kentucky State Turnpike Authority, 5.00%, 7/1/16	500,000	529,255

		1,577,343

Urban and Community Development (8.3%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	160,000	171,517
Davies County, Kentucky, Court	245,000	246,041
Facilities Project, Series A, 5.60%, 10/1/06
Hopkins County, Kentucky, Detention Facilities Project, 5.375%, 2/1/09, ETM, FGIC	250,000	259,148
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	301,905

Paducah, Kentucky, Public Housing Authority, 5.00%, 10/1/06, U.S. Government Guaranteed	270,000	270,848

		1,249,459

Utilities (16.4%)
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11	450,000	481,172
Louisville & Jefferson County, Kentucky, Metropolitan Sewer District, Sewer & Drain System, Series A, 5.00%, 5/15/36, Callable 11/15/11 @ 101, MBIA	785,000	800,276
Louisville & Jefferson County, Kentucky, Waterworks & Water Systems Revenue, 5.00%, 11/15/16	495,000	525,180
Louisville-Jefferson County, Kentucky, 5.00%, 5/15/38, Callable 5/15/14 @ 101	640,000	649,939
Winchester, Kentucky, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	20,000	20,844

		2,477,411

Total Municipal Bonds (Cost $14,571,115)		14,482,328

Investment Companies (6.6%)
Federated Municipal Obligations Money Market	283,870	283,870
Federated Tax-Free Obligations Fund, Institutional Service Class	712,935	712,935

Total Investment Companies (Cost $996,805)		996,805

Total (Cost $15,567,920) - 102.6%		$15,479,133

Percentages indicated are based on net assets of $15,094,162.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (92.9%)
Maryland (92.9%)
Education (16.6%)
Maryland State Authority for American Physics, 5.25%, 12/15/13, Callable 12/15/11 @ 100, GTY AGMT	$115,000	$121,297
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	101,477
Maryland State Health & Higher Education, 5.125%, 7/1/11, AMBAC	100,000	105,333
Maryland State Health & Higher Education, 4.80%, 7/1/12	100,000	102,275
Maryland State Health & Higher Education, 5.125%, 7/1/12, AMBAC, OID	410,000	434,624
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/06 @ 100	50,000	50,974
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/06 @ 100	235,000	235,078
Maryland State Health & Higher Education, 5.125%, 7/1/33, Callable 7/1/08 @ 101	55,000	56,261
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.00%, 7/1/27, AMBAC, ETM	160,000	167,998
University of Maryland System Auxillary, Series A, 5.00%, Series A 4/1/13	290,000	306,028

		1,681,345

General Obligations (65.5%)
Anne Arundel County, Maryland, 5.375%, 3/1/13	400,000	428,112
Anne Arundel County, Maryland, Construction & General Improvement, 4.50%, 4/1/23, Callable 3/1/16 @ 100	125,000	123,688
Anne Arundel County, Maryland, Construction and General Improvement Projects, 4.25%, 3/1/26, Callable 3/1/16 @ 100	485,000	451,671
Charles County, Maryland, 5.00%, 3/1/11	600,000	628,494
Frederick County, Maryland, Public Facilities Bonds, Public Facilities Projects, 5.00%, 8/1/14	750,000	796,934
Frederick County, Maryland, Public Facilities Bonds, Public Facilities Improvements, 5.00%, 12/1/15	500,000	532,920
Maryland Health and Higher Educational	300,000	308,079

Facilities, Medstar Health, 5.00%, 8/15/09 Maryland State & Local Facilities, Series B, 5.25%, 7/15/06	250,000	250,165
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	368,372
Maryland State Health & Higher Educational, Edenwald Nursing Home Project, 5.40%, 1/1/37	350,000	348,236
Maryland State, Capital Improvement, Class - A, 5.00%, 2/15/16	275,000	291,913
Montgomery County, Maryland, Construction and Public Improvements, Series A, 5.00%, 4/1/13	300,000	317,856
Montgomery County, Maryland, 5.00%, Construction and Public Improvements, Series A, 5.00%, 2/1/22	500,000	530,010
Prince Georges County, Maryland, 5.00%, 10/1/12	340,000	359,105
Talbot County, Maryland, Public Facilities Projects, 5.00%, 3/15/22, Callable 3/15/12 @ 101	65,000	67,144
Washington County, Maryland, 4.80%, 1/1/08, Callable 1/1/07 @ 100, FGIC	100,000	100,067
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/13	500,000	530,100
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/16, Callable 6/1/15 @ 100	175,000	185,962

		6,618,828

Pollution Control (3.1%)
Baltimore, Maryland, Project Revenue, Water Project, Series A, 5.00%, 7/1/24, ETM, FGIC	300,000	315,336

Transportation (7.7%)
Maryland State Transit Department, 6.80%, 7/1/16	215,000	242,875
Maryland State, Department of Transportation, 5.00%, 2/15/15	500,000	530,715

		773,590

Total Municipal Bonds (Cost $9,415,706)		9,389,099

Investment Companies (8.7%)
Federated Maryland Municipal Cash Trust	492,345	492,345
Federated Tax-Free Obligations Fund, Institutional Service Class	391,173	391,173

Total Investment Companies (Cost $883,518)		883,518

Total (Cost $10,299,224) - 101.6%		$10,272,617

Percentages indicated are based on net assets of $10,106,293.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.5%)
North Carolina (97.5%)
Education (13.9%)
Appalachian State University, 5.25%, 7/15/20, Callable 7/15/15 @ 100, MBIA	$1,000,000	$1,065,130
Appalachian State University of North Carolina Revenues, Refunding Bonds, 5.00%, 7/15/18, Callable 7/15/15 @ 100, MBIA	1,705,000	1,785,783
Johnston County, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,070,000	1,128,080
North Carolina Capital Facilities Finance Agency Revenue, Pfeiffer University Project, 5.25%, 5/1/15, Callable 5/1/07 @ 102	2,092,897	2,125,670
North Carolina State, Refunding Bonds, 4.00%, 3/1/14	120,000	119,626
North Carolina State, Series A, 5.00%, 3/1/17	1,875,000	1,991,100
Onslow County, 5.00%, 6/1/15	1,105,000	1,170,416
Onslow County, 4.00%, 6/1/16	645,000	631,429
University of North Carolina, Student Housing Project, 4.25%, 6/1/18	145,000	141,549
University of North Carolina, Student Housing Project, 5.00%, 6/1/25	1,000,000	1,028,320
University of North Carolina, Series A, 4.75%, 12/1/34, Callable 12/1/15 @ 100	1,100,000	1,088,109
University of North Carolina, 4.75%, 10/1/35, Callable 10/1/16 @ 100	850,000	836,732
Wake County, North Carolina, 5.00%, 5/1/21	1,900,000	1,985,443

		15,097,387

General Obligations (37.7%)
Alamance County, 5.00%, 2/1/19	1,000,000	1,053,680
Bladen County, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,233,283
Brunswick County, 5.00%, 5/1/16, Callable 5/1/11 @ 102	1,000,000	1,046,050
Cabarrus County, Refunding Bonds, 5.00%, 2/1/16	1,000,000	1,062,320
Cabarrus County, Certificates of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,359,055
Charlotte, 5.50%, 6/1/09	1,460,000	1,527,510
Cumberland County, 5.50%, 3/1/09	1,055,000	1,098,424
Durham, 5.00%, 2/1/13	1,585,000	1,677,326
Guilford County, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,169,947

Guilford County, Public Improvements, Series B, 5.00%, 10/1/09	2,000,000	2,074,540
High Point, Combined Enterprise System Revenue, 3.80%, 11/1/13, FSA	545,000	532,781
High Point, Combined Enterprise System Revenue, 4.00%, 11/1/15, FSA	190,000	186,692
High Point, Combined Enterprise System Revenue, 4.50%, 11/1/16, FSA	25,000	25,423
High Point, Combined Enterprise System Revenue, 4.00%, 11/1/17, FSA	145,000	143,243
High Point, Combined Enterprise System Revenue, 4.10%, 11/1/17, Callable 11/1/16 @ 100, FSA	415,000	403,272
High Point, Combined Enterprise System Revenue, 100, 4.20%, 11/1/18, Callable 11/1/16 @ 100, FSA	775,000	756,431
High Point, Public Improvements, 5.40%, 6/1/08, Series B	1,350,000	1,388,813
Iredell County, Certificates of Participation, Iredell County School Project, 5.00%, 6/1/10, AMBAC	1,565,000	1,624,188
Johnston County, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,062,590
Johnston County, Refunding Bonds, 5.00%, 2/1/16, Callable 2/1/15 @ 100, FGIC	1,070,000	1,130,894
Lincoln County, Certificates of Participation, 4.00%, 6/1/08, FSA	145,000	145,183
Lincoln County, Certificates of Participation, 4.00%, 6/1/10, FSA	935,000	934,710
Lincoln County, Certificates of Participation, 5.00%, 6/1/12, FSA	585,000	611,623
Lincoln County, Certificates of Participation, 5.00%, 6/1/13, FSA	690,000	722,616
Lincoln County, Certificates of Participation, 5.00%, 6/1/16, FSA	685,000	719,298
Mecklenburg County, Public Improvement, Series D, 5.00%, 4/1/11, Prerefunded 04/1/10 @ 100.5	1,000,000	1,042,680
New Hanover County, 5.25%, 2/1/18	1,000,000	1,081,190
New Hanover County, Public Improvements, 5.30%, 11/1/08	1,500,000	1,549,320
Onslow County, Certificates of Participation, 4.25%, 6/1/13	165,000	165,437
Onslow County, Certificates of Participation, 4.38%, 6/1/14	505,000	508,954
Onslow County, Certificates of Participation, 4.50%, 6/1/15	715,000	724,581
Onslow County, Certificates of Participation, 4.50%, 6/1/16	450,000	454,221
Onslow County. Certificates of Participation, 4.50%, 6/1/24, Callable 6/1/16 @ 100	1,840,000	1,802,243
Randolph County, Certificates of Participation, 5.20%, 6/1/09, FSA	210,000	217,182
Randolph County, Certificates of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,833,703
Rowan County, Refunding Bonds, 5.00%, 4/1/17, Callable 2/1/15 @ 100, FSA	1,920,000	2,022,067

Rutherford County, Certificates of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,657,173
University North Carolina System Pool Revenue, Series C, 5.00%, 4/1/21	230,000	237,441
Wake County, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,051,330
Wilmington North Carolina, Certificates of Participation, Series A, 5.00%, 6/1/19, Callable 6/1/06 @ 100	1,095,000	1,136,599
Wilmington North Carolina, Certificates of Participation, Series A, 5.00%, 6/1/22, Callable 6/1/16 @ 100	780,000	802,721

		40,976,734

Health Care (16.5%)
Charlotte-Mecklenberg Hospital Authority, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,632,848
New Hanover County, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,042,140
North Carolina Medical Care Commission Health Care Facilities Revenue, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/07 @ 100, OID	1,325,000	1,337,323
North Carolina Medical Care Commission Health Care Facilities Revenue, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	767,393
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.40%, 2/15/11, Callable 2/15/07 @ 101	565,000	573,899
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/07 @ 101, OID	2,130,000	2,164,570
North Carolina Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, 4.60%, 8/15/07, OID	1,795,000	1,797,728
North Carolina Medical Care Commission Hospital Revenue, Pitt Coutny Memorial Hospital, Series A, 5.25%, 12/1/10, Prerefunded 12/1/08 @ 101	1,155,000	1,201,500
North Carolina Medical Care Commission Revenue, Health Care and Housing, ARC Projects, Series A, 4.65%, 10/1/14	1,340,000	1,328,141
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100	1,010,000	1,012,646
Pitt County Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/06 @ 101	2,415,000	2,532,828

Wake County Hospital, 5.13%, 10/1/13, MBIA	2,425,000	2,585,704

		17,976,720

Transportation (1.4%)
Piedmont Triad Airport Authority, Series A, 6.38%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,493,986

Utilities (28.0%)
Asheville Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/21, Callable 8/1/15 @ 100, FSA	1,875,000	1,949,888
Broad River, North Carolina, Water Authority Water System Revenue., 5.00%, 6/1/19	1,275,000	1,321,359
Charlotte Storm Water Fee, 5.00%, 6/1/34, Callable 6/1/14 @100	1,405,000	1,432,552
Durham Water & Sewer Utility Systems, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,050,870
Eastern Muncipal Power, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	2,600,000	2,605,772
Gastonia Combined Utilities System Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, AMBAC	1,060,000	1,116,403
Gastonia Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,039,260
Greenville Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,544,104
Lincolnton Enterprise System, 5.00%, 5/1/16, Callable 5/1/15 @ 100	875,000	916,309
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC-TCRS, ETM	1,290,000	1,385,150
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 5.00%, 1/1/17, ETM, OID	615,000	652,029
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.40%, 1/1/21, OID	4,000,000	4,738,839
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100, OID	1,400,000	1,644,608
North Carolina Enterprise System, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,066,080
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,575,728
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,795,388
Winston - Salem Water & Sewer System Revenue, Series A, 5.00%, 6/1/15, Callable 6/1/12 @ 100	1,065,000	1,111,935
Winston - Salem Water & Sewer System Revenue, Refunding Bonds, 5.00%, 6/1/24, Callable 6/1/15 @ 100	2,235,000	2,314,611

Winston-Salem Water & Sewer Systems Revenue, 5.00%, 6/1/20, Callable 6/1/15 @ 100	1,170,000	1,220,404

		30,481,289

Total Municipal Bonds (Cost $105,286,772)		106,026,116

Investment Company (1.8%)
PNC North Carolina Blackrock Fund, Institutional Class	1,978,297	1,978,297

Total Investment Company (Cost $1,978,297)		1,978,297

Total (Cost $107,265,069) - 99.3%		$108,004,413

Percentages indicated are based on net assets of $108,736,046.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.9%)
South Carolina (96.9%)
Education (43.0%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, Callable 3/1/10 @ 100, SCSDE	$500,000	$539,475
Anderson County, South Carolina, School District No. 2, Series B, 5.125%, 3/1/25, Callable 3/1/10 @ 101	1,000,000	1,025,999
Anderson County, South Carolina. School District No. 4, 4.50%, 3/1/23, Callable 3/1/16 @ 100, FSA, SCSDE	440,000	430,879
Beaufort County, South Carolina, School District, Series A, 5.00%, 3/1/13, SCSDE	125,000	131,724
Beaufort County, South Carolina, School District, Refunding Bonds, Series A, 5.00%, 3/1/19, Callable 3/1/15 @ 100, SCSDE	465,000	484,902
Beaufort County, South Carolina, School District, 5.00%, 2/1/24, Callable 2/1/14 @ 100, MBIA	330,000	339,210
Charleston County, South Carolina, School District, 5.00%, 12/1/11	480,000	500,621
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	257,535
Charleston County, South Carolina, School District, Transportation Sales Tax, 4.625%, 11/1/27, Callable 11/1/15 @ 100	500,000	493,625
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	523,095
Jasper County, South Carolina, School District, 5.25%, 3/1/23, Callable 3/1/15 @ 100, MBIA, SCSDE	475,000	501,006
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	536,480
Laurens County, School District No. 55 Installment Purchase Revenue, 5.25%, 12/1/24, Callable 12/1/15 @ 100	225,000	229,192
Newberry Investing In Childrens Education, South Carolina, Installment Newberry County School Project- AGC- ICC, 5.25%, 12/1/21, Callable 12/1/15 @ 100	515,000	546,400
Richland County, South Carolina School District No. 001, Refunding Bonds, 5.00%, 3/1/19, Callable 3/1/15 @ 100, FSA, SCSDE	500,000	521,400

Richland County, South Carolina, School District, 5.25%, 3/1/20, Callable 3/1/12 @ 100, SCSDE	300,000	315,573
Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	525,000	551,202
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	475,000	492,105

		8,420,423

General Obligations (13.5%)
Aiken County, South Carolina, 4.00%, 2/1/12, MBIA	260,000	260,187
Aiken County, South Carolina, 4.00%, 2/1/14, MBIA	370,000	367,051
Lexington County, South Carolina, 5.00%, 2/1/14, State Aid Withholding, FGIC	500,000	521,915
Lexington County, South Carolina, 5.00%, 2/1/18, State Aid Withholding, FGIC	290,000	299,828
South Carolina State Economic Development, Series A, 4.00%, 3/1/16	300,000	296,433
South Carolina State Economic Development, Series C, 5.25%, 8/1/11	760,000	807,865
University of South Carolina, Series A, 5.00%, 5/1/19, Callable 5/1/15 @ 100, XLCA	90,000	93,713

		2,646,992

Health Care (9.3%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA	500,000	522,360
Medical University of South Carolina Facilities, 6.00%, 8/15/12	500,000	553,395
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	200,000	217,260
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	522,345

		1,815,360

Housing (0.5%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 8/1/06 @ 100, U.S. Government Guaranteed	100,000	105,876

Public Improvements (2.5%)
Lancaster County, South Carolina, Assessment Revenue, Edenmoor Improvement District, Series B, 5.75%, 12/1/37	500,000	495,665

Transportation (2.8%)
South Carolina, Transportation Infrastructure, Refunding Bonds, 5.25%, 10/1/15,	500,000	538,485

Utilities (25.3%)
Berkeley County, South Carolina, Water and Sewer, 5.00%, 6/1/24, Callable 6/1/15 @ 100, FSA	500,000	515,215

Berkley County, South Carolina, Water & Sewer Revenue, Series A, 5.00%, 6/1/21, Callable 6/1/15 @ 100, FSA	395,000	408,778
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	448,838
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	632,778
Greenville, South Carolina, Stormwater System Revenue, 5.00%, 4/1/22, Callable 4/1/11 @ 101, FSA	350,000	358,820
Greenville, South Carolina, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	380,000	404,985
Rock Hill, South Carolina, Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	531,375
South Carolina State, Public Service Authority, 5.00%, 1/1/17	450,000	470,313
South Carolina State, Public Service Authority, Series B, 5.00%, 1/1/25, Callable 1/1/09 @ 101, MBIA	80,000	81,651
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	528,625
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	550,000	574,877

		4,956,255

Total Municipal Bonds (Cost $18,878,957)		18,979,056

Investment Company (3.2%)
Federated Tax-Free Obligations Fund, Institutional Service Class	616,845	616,845

Total Investment Company (Cost $616,845)		616,845

Total (Cost $19,495,802) - 100.1%		$19,595,901

Percentages indicated are based on net assets of $19,572,242.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.5%)
Virginia (96.5%)
Education (16.0%)
Amherst Industrial Development Authority Revenue, Sweet Briar Educational Facilities Refunding Bonds, 4.50%, 9/1/17, Callable 9/1/16 @ 100	$25,000	$24,668
Amherst Industrial Development Authority Revenue, Sweet Briar Educational Facilities Refunding Bonds, 4.50%, 9/1/18, Callable 9/1/16 @ 100	280,000	274,761
Culpeper Virginia Industrial Development Authority, Public Facilities Lease Revenue, School Facilities Project, 5.00%, 1/1/22, Callable 1/1/15 @ 100, MBIA	1,000,000	1,030,730
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/13 @ 100	735,000	757,498
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,052,610
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,755,000	1,902,631
Virginia College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,000,000	1,037,930
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101, State Aid Withholding	1,000,000	1,048,240
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,215,681
Virginia State Public School Authority, Series A, 5.25%, 8/1/17, State Aid Withholding	450,000	486,707
Virginia State Public School Authority, 5.00%, 8/1/28, Callable 8/1/13 @ 100, State Aid Withholding	1,510,000	1,542,450
Virginia State Public School Authority, School Financing, 5.25%, 8/1/10	2,040,000	2,141,286

		12,515,192

General Obligations (56.2%)
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,022,990
Alexandria, Virginia, Public Improvement, 5.00%, 1/1/13	1,570,000	1,661,876
Alexandria, Virginia, Public Improvement, Series A, 4.00%, 6/15/14	115,000	114,626

Alexandria, Virginia, Public Improvement, Series A, 4.00%, 6/15/15	350,000	346,927
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,034,660
Arlington County, Virginia, 5.00%, 5/15/15, Callable 5/15/14 @ 100	1,570,000	1,663,666
Arlington County, Virginia, Public Improvement, 5.00%, 5/15/25, Callable 5/15/15 @ 100, State Aid Withholding	1,310,000	1,362,282
Chesapeake, Virginia, 5.00%, 6/1/13	1,000,000	1,054,640
Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102, State Aid Witholding	2,000,000	2,080,900
Fredrick County, Virginia, Industrial Development Authority Lease Revenue, 4.50%, 6/15/27	1,005,000	969,272
Hampton, Virginia, Public Improvement, 5.00%, 4/1/17	1,065,000	1,113,681
Manassas, Virginia, Series A, 5.25%, 1/1/11, Callable 1/1/08 @ 102	1,200,000	1,247,868
New Port Community Development Authority, 5.50%, 9/1/26, Callable 9/1/16 @100	1,325,000	1,327,080
Newport News, Virginia, 5.00%, 3/1/11, Callable 3/1/08 @ 102	1,075,000	1,112,668
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	1,980,737
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Witholding	1,250,000	1,285,675
Newport News, Virginia, 5.00%, 7/1/23	1,110,000	1,152,491
Newport News, Virginia, 5.00%, 7/1/24, Callable 7/1/16 @ 100	1,110,000	1,149,782
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,425,039
Portsmouth, Virginia, Public Utility Refunding Bonds, 5.00%, 4/1/21, Series B	2,410,000	2,508,617
Portsmouth, Virginia, Public Utility Refunding Bonds, Series B, 5.00%, 4/1/22, Callable 4/1/15 @ 100, MBIA	1,455,000	1,512,400
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,551,090
Roanoke, Virgina, Public Improvement, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,057,210
Roanoke, Virginia, Public Improvement, 5.00%, 2/1/18	1,145,000	1,208,307
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,166,196
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08, State Aid Withholding	1,000,000	1,022,750
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @ 101, State Aid Withholding	3,205,000	3,379,577
Virginia Beach, Virginia, Public Improvement, Series B, 5.00%, 5/1/17, Callable 5/1/16 @ 102	1,000,000	1,060,340

Virginia State Resources Authority Infrastructure Revenue, Series A, 4.00%, 11/1/15	885,000	871,610
Virginia State Resources Authority Infrastructure Revenue, Series A, 4.00%, 11/1/16	1,005,000	982,880
Winchester, Virginia, Public Improvement, 5.00%, 11/1/22, Callable 11/1/15 @ 100, FGIC	2,310,000	2,406,050

		43,833,887

Health Care (1.3%)
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,036,900

Transportation (6.8%)
Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,057,920
Virginia Commonwealth Transportation Board, 5.75%, 5/15/09	1,035,000	1,087,412
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @ 101	1,185,000	1,247,473
Virginia Commonwealth Transportation Board, 4.25%, 5/15/16	195,000	194,509
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	1,600,000	1,696,208

		5,283,522

Utilities (16.2%)
Chesterfield County, Virginia, Pollution Control Authority, 5.50%, 10/1/09, Callable 11/8/06 @ 101	2,500,000	2,534,925
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,000,000	1,051,930
Leesburg, Virginia, Public Utility, 4.00%, 7/1/16, MBIA	1,210,000	1,193,798
Loudoun County, Virginia, Water & Sewer, 5.75%, 1/1/11, FSA	1,000,000	1,074,870
Loudoun County, Virginia, Water & Sewer, 5.00%, 1/1/29, Callable 1/1/15 @ 100	1,545,000	1,580,442
Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,066,400
Prince William County, Virginia, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,058,080
Upper Occoquan Sewer Authority, Regional Sewer Revenue, Refunding Bonds, 5.00%, 7/1/25, Callable 7/1/15 @ 100, FSA	1,000,000	1,032,190
Virginia Resources Authority Infrastructure Revenue, Pooled Financing Program, Series C, 4.75%, 11/1/35, Callable 11/1/15 @ 100	965,000	951,403

Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,040,000	1,125,010

		12,669,048

Total Municipal Bonds (Cost $74,354,775)		75,338,549

Investment Company (2.0%)
PNC Virginia Blackrock Fund, Institutional Class	1,534,755	1,534,755

Total Investment Company (Cost $1,534,755)		1,534,755

Total (Cost $75,889,530) - 98.5%		$76,873,304

Percentages indicated are based on net assets of $78,065,898.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.5%)
West Virginia (96.5%)
Building - Residential/Commercial (4.7%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,040,130
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	1,950,000	2,040,812

		3,080,942

Economic Development (4.6%)
Ohio County, West Virginia, Commission Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, 5.625%, 3/1/36	640,000	641,837
Ohio County, West Virginia, Commission Tax Increment Revenue, Fort Henry Centre Financing District, Series A, 5.625%, 6/1/34, Callable 12/1/15 @ 100	1,000,000	1,022,470
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.50%, 6/1/17, Callable 6/1/15 @ 100	385,000	378,532
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.75%, 6/1/21, Callable 6/1/15 @ 100	935,000	924,135

		2,966,974

Education (19.5%)
Cabell County, West Virginia, Board of Education, 5.00%, 5/1/16	2,000,000	2,114,500
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100	1,500,000	1,520,955
West Virginia Higher Education Policy Commission Revenue Higher Education Facilities, Series B, 5.00%, 4/1/34	1,135,000	1,151,673
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities, Series B, 5.00%, 4/1/20, Callable 4/1/14 @ 100, FGIC	1,000,000	1,034,340
West Virginia Higher Education, Series B, 5.00%, 4/1/14, FGIC	250,000	263,440
West Virginia Higher Education, Series B, 5.00%, Callable 4/14/14 @ 100 4/1/23, FGIC	2,000,000	2,059,420
West Virginia School Building Authority, Capital Improvements Projects 5.25%, 7/1/14	615,000	659,803
West Virginia University Revenues, West Virginia University Improvement Project, Series C, 5.00%, 10/1/25, Callable 10/1/14 @ 100, FGIC	2,205,000	2,266,364

West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,583,753

		12,654,248

General Obligation (7.3%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	826,736
West Virginia State, 5.50%, 6/1/10, FSA	1,470,000	1,554,231
West Virginia State Capital Appreciation, Infrastructure, Series A, Zero Coupon, 11/1/24	690,000	279,485
West Virginia State, State Road Improvements, 5.00%, 6/1/16, Callable 6/1/15 @ 100, FGIC	2,000,000	2,106,980

		4,767,432

Health Care (14.3%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	878,480
Monongalia County Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 5.00%, 7/1/30, Callable 7/1/15 @ 100	1,700,000	1,665,099
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/06 @ 100, MBIA	520,000	522,356
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11	2,340,000	2,358,791
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	800,000	807,544
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	620,000	723,304
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 1/1/06 @ 100, MBIA	1,300,000	1,326,832
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	998,644

		9,281,050

Housing (4.1%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	724,902
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/06 @ 100, FHA	1,010,000	1,014,283
West Virginia Housing Development Fund, Marion Unity Apartments Project, Series A, 5.40%, 1/1/16, Callable 7/1/11 @ 100	400,000	396,488
West Virginia Housing Development Fund, Marion Unity Apartments Project, Series A, 5.75%, 1/1/29, Callable 7/1/11@ 100	515,000	510,509

		2,646,182

Pollution Control (6.3%)
Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/07 @ 100, MBIA	2,000,000	2,010,380
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/07 @ 100	1,000,000	1,004,140
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/07 @ 100	1,100,000	1,104,554

		4,119,074

Transportation (15.9%)
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,080,000	1,142,921
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,152,840
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,079,130
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,300,713
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,072,980
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	535,000	553,746
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	1,165,000	1,209,899
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,063,100
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	755,097

		10,330,426

Utilities (19.8%)
Clarksburg, West Virginia Water, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	1,215,000	1,284,887
Farimont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	702,304
Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/07 @ 100, AMBAC	860,000	870,329
Parkersburg, West Virginia, Waterworks & Sewage System Revenue, Refunding Bonds, Series C, 4.00%, 9/1/16, Callable 9/1/15 @ 100, FGIC	940,000	915,410
Parkersburg, West Virginia, Waterworks & Sewage System Revenue, Refunding Bonds, Series C, 5.00%, 9/1/14, FGIC	1,190,000	1,257,128

Parkersburg, West Virginia, Waterworks & Sewage System Revenue, Refunding Bonds, Series C, 5.00%, 9/1/15, FGIC	1,330,000	1,406,781
West Virginia State Water Development Authority, Series A, 5.00%, 11/1/44, Callable 11/1/15 @ 100, FSA	1,000,000	1,008,850
West Virginia State Water Development Authority, 5.125%, 11/1/24, Callable 11/1/15 @ 100, AMBAC	2,165,000	2,257,531
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,067,030
West Virginia Water Development Authority, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,115,000	2,160,746

		12,930,996

Total Municipal Bonds (Cost $62,519,525)		62,777,324

Investment Company (2.6%)
Federated Tax-Free Obligations Fund, Institutional Service Class	1,671,007	1,671,007

Total Investment Company (Cost $1,671,007)		1,671,007

Total (Cost $64,190,532) - 99.1%		$64,448,331

Percentages indicated are based on net assets of $65,018,167.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Principal Amount	Amortized Cost
Bankers Acceptance (0.5%)
Banking (0.5%)
Wachovia Bank NA, 5.76%, 12/22/06	$6,000,000	$5,841,950

Total Bankers Acceptance (Amortized Cost $5,841,950)		5,841,950

Certificates of Deposit (7.9%)
Banking (7.9%)
Barclays Bank PLC, 4.75%, 10/17/06	5,000,000	5,000,036
Calyon Bank, Paris, 3.95%, 7/14/06	7,000,000	7,000,000
Calyon Bank, Paris, 5.355%, 4/30/07	5,000,000	5,000,200
Citizens Bank, 5.22%, 8/28/06	5,000,000	5,000,000
Credit Suisse, Zurich, 4.975%, 7/6/06	7,000,000	7,000,002
Credit Suisse, Zurich, 4.775%, 10/27/06	14,000,000	14,000,001
Credit Suisse, Zurich, 5.25%, 11/20/06	3,000,000	3,000,000
Credit Suisse, Zurich, 4.92%, 2/5/07	5,000,000	5,000,000
Credit Suisse, Zurich, 5.205%, 3/29/07	5,000,000	5,000,000
Depfa Bank PLC, 4.69%, 7/17/06	4,000,000	4,000,000
Depfa Bank PLC, 5.26%, 4/9/07	5,000,000	5,000,000
Deutsche Bank AG, 4.50%, 10/13/06	6,000,000	6,000,000
Huntington National Bank, 5.14%, 8/2/06	5,000,000	5,000,000
Royal Bank of Scotland PLC, Edinburgh, 4.40%, 10/4/06	5,000,000	4,999,968
Svenska Handelsbanken, Stockholm, 3.885%, 7/5/06	5,000,000	5,000,003
Svenska Handelsbanken, Stockholm, 4.045%, 7/26/06	4,000,000	4,000,013
Toronto Dominion Bank, 5.295%, 4/13/07	2,000,000	2,000,000
Toronto Dominion Bank, 5.60%, 6/18/07	4,000,000	4,000,000

Total Certificates of Deposit (Amortized Cost $96,000,223)		96,000,223

Commercial Paper ** (37.3%)
Retail (4.9%)
Centex Corp., 5.21%, 7/10/06	500,000	499,351
Centex Corp., 5.33%, 7/11/06	6,850,000	6,839,987
Centex Corp., 5.31%, 7/14/06	3,800,000	3,792,741
Clorox Co., 5.25%, 7/10/06	4,700,000	4,693,855
Fortune Brands, Inc., 5.17%, 7/11/06 (c)	7,100,000	7,089,883
Fortune Brands, Inc., 5.185%, 7/19/06 (c)	1,100,000	1,097,173
Fortune Brands, Inc., 5.29%, 8/9/06 (c)	4,300,000	4,275,590
Heinz (H.J) Finance Co., 5.25%, 7/11/06 (c)	6,200,000	6,190,993
Heinz (H.J) Finance Co., 5.45%, 7/21/06 (c)	2,200,000	2,193,363

Heinz (H.J) Finance Co., 5.43%, 7/24/06 (c)	3,900,000	3,886,547
John Deere Capital Corp., 5.35%, 8/10/06	20,000,000	19,882,000

		60,441,483

Financial Services (32.4%)
Barton Capital Corp., 5.12%, 7/5/06 (c)	25,000,000	24,985,833
Blue Spice LLC, 4.95%, 7/5/06 (c)	5,000,000	4,997,283
CIT Group, Inc., 5.08%, 8/9/06	5,000,000	4,972,917
CIT Group, Inc., 5.16%, 10/3/06	2,000,000	1,973,680
Compass Securitization LLC, 5.32%, 8/16/06 (c)	20,000,000	19,865,067
Compass Securitization LLC, 5.32%, 9/15/06 (c)	7,000,000	6,922,491
DaimlerChrysler NA Holding Corp., 5.34%, 7/6/06	6,300,000	6,295,391
DaimlerChrysler NA Holding Corp., 5.28%, 7/13/06	4,900,000	4,891,409
DaimlerChrysler NA Holding Corp., 5.32%, 8/14/06	1,100,000	1,092,944
DaimlerChrysler Revolving Auto Conduit LLC, 5.23%, 9/14/06	4,000,000	3,957,083
Danske Corporation, Inc., 5.25%, 4/10/07	4,000,000	3,843,281
FCAR Auto Loan Trust, Series I, 5.10%, 7/5/06	4,000,000	3,997,747
FCAR Auto Loan Trust, Series II, 4.70%, 7/17/06	3,500,000	3,492,844
FCAR Auto Loan Trust, Series I, 5.05%, 8/10/06	6,000,000	5,966,867
FCAR Auto Loan Trust, Series II, 5.14%, 8/15/06	9,000,000	8,942,963
FCAR Auto Loan Trust, Series I, 5.26%, 8/15/06	20,000,000	19,869,750
FCAR Auto Loan Trust, Series II, 5.285%, 9/15/06	2,300,000	2,274,703
FCAR Auto Loan Trust, 5.245%, 11/13/06	8,000,000	7,846,700
Fountain Square Commercial Funding Corp., 5.02%, 7/7/06 (c)	35,000,000	34,970,874
Fountain Square Commercial Funding Corp., 5.02%, 7/14/06 (c)	10,500,000	10,481,193
Grampian Funding LLC, 4.67%, 7/11/06 (c)	3,000,000	2,996,200
Grampian Funding LLC, 4.70%, 7/21/06 (c)	3,000,000	2,992,350
Grampian Funding LLC, 5.11%, 8/7/06 (c)	5,000,000	4,974,100
Grampian Funding LLC, 5.14%, 8/30/06 (c)	1,000,000	991,583
KBC Financial Products International LTD., 5.04%, 8/4/06 (c)	5,000,000	4,976,578
Klio II Funding, Ltd., 5.30%, 7/20/06 (c)	20,000,000	19,944,267
Klio II Funding, Ltd., 5.33%, 7/24/06 (c)	25,000,000	24,915,188
Klio II Funding, Ltd., 5.30%, 9/8/06 (c)	6,000,000	5,939,855

Landesbank Baden Wuerttemberg, 5.42%, 9/19/06	5,000,000	4,940,556
Long Lane Master Trust IV, Series A, 5.12%, 7/10/06 (c)	45,000,000	44,942,524
Nissan Motor Acceptance Corp., 5.16%, 7/7/06 (c)	1,000,000	999,143
Paradigm Funding LLC, 5.27%, 7/31/06 (c)	25,000,000	24,890,833
Picaros Funding LLC, 5.09%, 7/11/06 (c)	15,000,000	14,978,958
Picaros Funding LLC, 5.03%, 7/18/06 (c)	15,000,000	14,964,796
Picaros Funding LLC, 5.05%, 8/10/06 (c)	4,000,000	3,977,911
Picaros Funding LLC, 5.41%, 9/19/06 (c)	13,850,000	13,685,647
Scaldis Capital, 5.47%, 9/22/06 (c)	4,958,000	4,896,273
Sigma Finance, Inc., 5.105%, 8/2/06 (c)	10,000,000	9,955,200
Volkswagen of America, Inc., 5.17%, 7/6/06 (c)	900,000	899,356
Volkswagen of America, Inc., 5.19%, 7/10/06 (c)	5,000,000	4,993,538
Volkswagen of America, Inc., 5.37%, 7/24/06 (c)	2,100,000	2,092,822

		395,588,698

Total Commercial Paper ** (Amortized Cost $456,030,181)		456,030,181

Corporate Bonds (5.1%)
Transportation Services (0.0%)
Caliber System, 7.80%, 8/1/06	300,000	300,520

Asset Backed Securities (1.1%)
CNH Equipment Trust, Series 2006-A, Class A1, 4.99%, 4/5/07	2,417,303	2,417,302
Daimler Chrysler Auto Trust, Series 2006-A, Class A1, 4.79%, 3/8/07 (c)	1,763,965	1,763,965
Ford Credit Auto Owner Trust, Series 2006-A, Class A1, 4.72%, 11/15/06 (c)	431,831	431,831
Honda Auto Receivables Owner Trust, Series 2005-6, Class A1, 4.51%, 12/18/06	500,526	500,526
HSBC Automotive Trust, Series 2006-1, Class A1, 5.275%, 6/18/07	6,000,000	5,999,999
Hyundai Auto Receivables Trust, Series 2006-A, Class A1, 4.84%, 3/15/07	325,919	325,919
USAA Auto Owner Trust, Series 2005-3, Class A1, 4.17%, 11/9/06	75,000	75,000
USAA Auto Owner Trust, Series 2005-4, Class A1, 4.40%, 12/15/06	1,237,299	1,237,299
World Omni Auto Receivables Trust, Series 2006-A, Class A1, 4.85%, 3/15/07	872,331	872,331

		13,624,172

Financial Services (4.0%)
Beta Finance, Inc., 4.01%, 7/25/06 (c)	3,000,000	3,000,000
Countrywide Home Loans, Inc., 5.13%, 7/6/06	12,000,000	12,000,000

Countrywide Home Loans, Inc., 4.96%, 9/13/06	3,000,000	3,000,170
Federal Home Loan Mortgage Corp., 5.41%, 6/18/07, Callable 8/22/06 @ 100	3,000,000	3,000,000
K2 (USA) LLC, 5.00%, 3/12/07 (c)	6,700,000	6,700,000
Sigma Finance, Inc., 4.15%, 8/8/06 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 4.91%, 1/26/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 4.83%, 1/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.00%, 3/8/07 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 5.25%, 4/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.75%, 7/25/07 (c)	4,000,000	4,000,000

		48,700,170

Total Corporate Bonds (Amortized Cost $62,624,862)		62,624,862

Municipal Bonds (0.3%)
Industrial Revenue (0.3%)
Kansas City Missouri Industrial Development Authority Revenue, 5.44%, 12/1/28	4,000,000	4,000,000

Total Municipal Bonds (Amortized Cost $4,000,000)		4,000,000

Variable Rate Notes * (34.3%)
Financial, Speciality (1.1%)
K2 (USA) LLC, 5.13%, 7/12/06 (c)	10,000,000	9,999,617
K2 (USA) LLC, 5.06%, 7/25/06 (c)	4,000,000	3,998,702

		13,998,319

Student Loan (1.2%)
SLM Corp., 5.17%, 7/12/06 (c)	15,000,000	15,000,000

Banking (1.4%)
Barclays Bank PLC, 5.28%, 7/27/06	4,000,000	3,999,514
Credit Suisse, Zurich, 5.47%, 9/29/06	13,000,000	13,000,000

		16,999,514

Insurance (1.8%)
Genworth Life Insurance Co., 5.26%, 8/9/06 (e)	5,000,000	5,000,000
Jackson National Life Insurance Co., 5.21%, 7/3/06 (e)	2,000,000	2,000,000
Metropolitan Life Insurance Co., 5.27%, 8/1/06 (e)	5,000,000	5,000,000
Metropolitan Life Insurance Co. of Connecticut, 5.28%, 8/16/06 (e)	5,000,000	5,000,000
New York Life Insurance Co., 4.92%, 6/2/06 (e)	5,000,000	5,000,000

		22,000,000

Financial Services (6.3%)
BNP Paribas SA, 5.14%, 8/21/06 (c)	14,000,000	14,000,000
Compass Securitization LLC, 5.13%, 7/10/06 (c)	10,000,000	9,999,988
General Electric Capital Corp., 5.25%, 7/9/06 (c)	7,000,000	7,000,000
General Electric Capital Corp., 5.18%, 7/17/06 (c)	7,000,000	7,000,000
Merrill Lynch & Co., Inc., Series 1, 5.18%, 8/29/06	12,000,000	12,000,000

Paradigm Funding LLC, 5.09%, 7/7/06 (c)	7,000,000	7,000,000
Paradigm Funding LLC, 5.28%, 7/25/06 (c)	8,000,000	8,000,000
Westpac Banking Corp., 5.18%, 7/16/06 (c)	12,000,000	12,000,000

		76,999,988

Brokers & Dealers (8.2%)
Goldman Sachs Group Inc., 5.15%, 7/3/06	13,000,000	13,000,754
Goldman Sachs Group, Inc., 5.17%, 7/8/06	5,000,000	5,000,000
Goldman Sachs Group, Inc., 5.10%, 7/7/06	5,000,000	5,000,000
Goldman Sachs Group, Inc., 5.22%, 7/15/06 (c) (e)	5,000,000	5,000,301
Greenwich Capital Holdings, 5.11%, 7/9/06	2,000,000	2,000,000
Greenwich Capital Holdings, 5.14%, 7/13/06	6,000,000	6,000,000
Greenwich Capital Holdings, 5.24%, 7/21/06 (c)	5,000,000	5,000,000
Greenwich Capital Holdings, 5.30%, 7/28/06	15,000,000	15,000,000
Merrill Lynch & Company, Inc., 5.19%, 7/5/06	10,000,000	10,000,000
Merrill Lynch & Company, Inc., 5.42%, 7/11/06 (c)	12,000,000	12,000,000
Morgan Stanley, Series EXLS, 5.15%, 7/5/06	10,000,000	10,000,000
Morgan Stanley, 5.19%, 7/5/06	5,000,000	5,000,000
Morgan Stanley, 5.405%, 7/27/06	7,000,000	7,000,000

		100,001,055

Banking & Financial Services (14.3%)
Anchor Holdings, 5.35%, 7/6/06, (LCD U.S. Bank NA)	1,760,000	1,760,000
Bartlett, Illinois, Redevelopement Project, 5.49%, 7/5/06, (LCD LaSalle Bank)	5,000,000	5,000,000
Christian Life Assembly of the Assemblies of God, 5.49%, 7/6/06, (LCD Fulton Bank)	3,265,000	3,265,000
Damascus Company, Series 1998, 5.51%, 7/6/06	3,325,000	3,325,000
Depfa Bank PLC, Series EXL, 5.37%, 9/15/06 (c)	15,000,000	15,000,000
Franklin County, Ohio, Edison Welding, Series 1995, 5.51%, 7/6/06, (LCD Huntington Bank)	4,775,000	4,775,000
Guilford Capital LLC, Series 2002-A, 5.66%, 7/6/06, (LCD Regions Bank)	1,620,000	1,620,000
H.C. Equities, 5.35%, 7/6/06, (LCD Wachovia Bank NA)	4,910,000	4,910,000
HBOS Treasury Services PLC, 5.00%, 6/24/06	10,000,000	10,000,000
HBOS Treasury Services PLC, 5.16%, 7/3/06	23,300,000	23,300,000

HBOS Treasury Services PLC, Series MTN, 5.12%, 7/9/06 (c)	2,000,000	2,000,000
HBOS Treasury Services PLC, 5.26%, 8/21/06 (c)	8,000,000	8,000,000
Indian Hills Country Club, 5.43%, 7/6/06, (LCD Amsouth Bank NA, Birmingham)	3,785,000	3,785,000
Kent Capital LLC, Series 1999, 5.60%, 7/6/06, (LCD Huntington Bank)	5,285,000	5,285,000
Maryland Economic Development Corp., 5.40%, 7/3/06, (LCD Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Monet Trust, Series 2001, Class A-2A, 5.56%, 9/28/06, (SWP Dresden Bank AG) (c)(e)	30,000,000	30,000,000
New Keibler Thompson Co., 5.45%, 7/7/06, (LCD Manufacturers & Traders Trust Co.)	5,440,000	5,440,000
Quality Synthetic Rubber Co., 5.35%, 7/6/06, (LCD U.S. Bank NA)	430,000	430,000
Spira Millenium LLC, 5.40%, 7/6/06, (LCD Bank of America)	3,680,000	3,680,000
Stone Creek LLC, 5.35%, 7/6/06, (LCD Columbus Bank and Trust Co.)	14,485,000	14,485,000
TOG Properties, Inc., 5.43%, 7/6/06, (LCD AmSouth Bank)	7,226,000	7,226,000
Vestavia Hills Baptist, 5.43%, 7/6/06, (LCD Amsouth Bank NA)	3,000,000	3,000,000
Wells Fargo & Co., 5.16%, 7/3/06	6,000,000	6,000,000
World Wildlife Fund, Inc., 5.35%, 7/6/06, (AMBAC Financial Group, Inc.)	4,800,000	4,800,000

		174,086,000

Total Variable Rate Notes * (Amortized Cost $419,084,876)		419,084,876

Collateralized Loan Agreements (14.7%)
Goldman Sachs Group, Inc., 5.3825%, dated 6/30/06, maturing 7/3/06, with a maturity value of $28,012,559 (Collateralized fully by various U.S. Government Agencies)	28,000,000	28,000,000
Morgan Stanley, 5.4125%, dated 6/30/06, maturing 7/3/06, with a maturity value of $35,015,786 (Collateralized fully by various U.S. Government Agencies)	35,000,000	35,000,000
First Boston, 5.4125%, dated 6/30/06, maturing 7/3/06, with a maturity value of $14,006,315 (Collateralized fully by various U.S. Government Agencies)	14,000,000	14,000,000
J.P. Morgan Securities, Inc., 5.4225%, dated 6/30/06, maturing 7/3/06, with a maturity value of $10,004,519 (Collateralized fully by various U.S. Government Agencies)	10,000,000	10,000,000
Bear Stearns Cos., Inc., 5.4325%, dated 6/30/06, maturing 7/3/06, with a maturity value of $25,011,318 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000

Greenwhich Capital Markets, Inc., 5.4375%, dated 6/30/06, maturing 7/3/06, with a maturity value of $22,009,969 (Collateralized fully by various U.S. Government Agencies)	22,000,000	22,000,000
Duetsche Bank, 5.4425%, dated 6/30/06, maturing 7/3/06, with a maturity value of $25,011,339 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000
Merrill Lynch, 5.4425%, dated 6/30/06, maturing 7/3/06, with a maturity value of $20,009,071 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

Total Collateralized Loan Agreements (Amortized Cost $179,000,000)		179,000,000

Repurchase Agreement (0.1%)
Bank of America Securities, 5.28%, dated 6/30/06, maturing 7/3/06, with a maturity value of $1,684,741 (Collateralized fully by various U.S. Government Agencies)	1,684,000	1,684,000

Total Repurchase Agreement (Amortized Cost $1,684,000)		1,684,000

Total (Amortized Cost $1,224,266,092) - 100.2%		$1,224,266,092

Percentages indicated are based on net assets of $1,221,292,364.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Principal Amount	Amortized Cost
U.S. Treasury Notes (12.5%)
2.75%, 7/31/06	$30,000,000	$29,952,736
2.50%, 10/31/06	20,000,000	19,836,932
3.50%, 11/15/06	30,000,000	29,819,771

Total U.S. Treasury Notes (Amortized Cost $79,609,439)		79,609,439

U.S. Treasury Bills ** (15.6%)
4.62%, 7/20/06	20,000,000	19,952,052
4.66%, 8/17/06	20,000,000	19,880,672
4.68%, 8/31/06	20,000,000	19,844,450
4.80%, 9/21/06	20,000,000	19,785,775
4.86%, 10/12/06	20,000,000	19,727,679

Total U.S. Treasury Bills ** (Amortized Cost $99,190,628)		99,190,628

Repurchase Agreements (72.1%)
Bank of America, 4.20%, dated 6/30/06, maturing 7/3/06, with a maturity value of $115,040,250 (Collateralized fully by U.S. Treasury Notes)	115,000,000	115,000,000
Bear Stearns, 4.28%, dated 6/30/06, maturing 7/3/06, with a maturity value of $ 40,014,267 (Collateralized fully by U.S. Treasury Notes)	40,000,000	40,000,000
Goldman Sachs Group, 4.39%, dated 6/30/06, maturing 7/3/06, with a maturity value of $118,043,168 (Collateralized fully by U.S. Treasury Notes)	118,000,000	118,000,000
Merrill Lynch, 4.47%, dated 6/30/06, maturing 7/3/06, with a maturity value of $40,014,900 (Collateralized fully by U.S. Treasury Notes)	40,000,000	40,000,000
Lehman Brothers, 4.50%, dated 6/30/06, maturing 7/3/06, with a maturity value of $20,007,500 (Collateralized fully by U.S. Treasury Notes)	20,000,000	20,000,000
First Boston, 4.60%, dated 6/30/06, maturing 7/3/06, with a maturity value of $124,837,530 (Collateralized by U.S. Treasury Notes)	124,789,693	124,789,693

Total Repurchase Agreements (Amortized Cost $457,789,693)		457,789,693

Total (Amortized Cost $636,589,760) - 100.2%		$636,589,760

Percentages indicated are based on net assets of $635,605,140.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.6%)
BB&T International Equity Fund, Institutional Class	471,348	$5,081,132
BB&T Large Cap Fund, Institutional Class	712,472	13,707,967
BB&T Large Cap Growth Fund, Institutional Class	999,329	9,013,949
BB&T Mid Cap Growth Fund, Institutional Class	119,424	1,638,496
BB&T Mid Cap Value Fund, Institutional Class	191,257	2,478,697
BB&T Small Cap Fund, Institutional Class	173,436	2,620,615
BB&T Total Return Bond Fund, Institutional Class	4,959,447	49,048,934
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,802,585	1,802,585

Total Affiliated Investment Companies (Cost $80,703,352)		85,392,375

Total (Cost $80,703,352) - 99.6%		$85,392,375

Percentages indicated are based on net assets of $85,776,199.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.9%)
BB&T International Equity Fund, Institutional Class	912,991	$9,842,042
BB&T Large Cap Fund, Institutional Class	1,379,771	26,546,790
BB&T Large Cap Growth Fund, Institutional Class	1,935,865	17,461,502
BB&T Mid Cap Growth Fund, Institutional Class	231,183	3,171,833
BB&T Mid Cap Value Fund, Institutional Class	369,968	4,794,783
BB&T Small Cap Fund, Institutional Class	335,932	5,075,927
BB&T Total Return Bond Fund, Institutional Class	3,318,513	32,820,093
BB&T U.S.Treasury Money Market Fund, Institutional Class	2,959,705	2,959,705

Total Affiliated Investment Companies (Cost $95,784,342)		102,672,675

Total (Cost $95,784,342) - 99.9%		$102,672,675

Percentages indicated are based on net assets of $102,740,717.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.6%)
BB&T International Equity Fund, Institutional Class	897,148	$9,671,255
BB&T Large Cap Fund, Institutional Class	1,356,144	26,092,213
BB&T Large Cap Growth Fund, Institutional Class	1,902,628	17,161,705
BB&T Mid Cap Growth Fund, Institutional Class	227,173	3,116,812
BB&T Mid Cap Value Fund, Institutional Class	363,874	4,715,812
BB&T Small Cap Fund, Institutional Class	330,128	4,988,230
BB&T Total Return Bond Fund, Institutional Class	1,408,111	13,926,216
BB&T U.S.Treasury Money Market Fund, Institutional Class	3,000,128	3,000,128

Total Affiliated Investment Companies (Cost $77,817,084)		82,672,371

Total (Cost $77,817,084) - 99.6%		$82,672,371

Percentages indicated are based on net assets of $83,013,983.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.4%)
BB&T International Equity Fund, Institutional Class	599,428	$6,461,834
BB&T Large Cap Fund, Institutional Class	905,515	17,422,109
BB&T Large Cap Growth Fund, Institutional Class	1,270,882	11,463,357
BB&T Mid Cap Growth Fund, Institutional Class	151,952	2,084,775
BB&T Mid Cap Value Fund, Institutional Class	242,858	3,147,435
BB&T Small Cap Fund, Institutional Class	220,552	3,332,546
BB&T U.S.Treasury Money Market Fund, Institutional Class	1,452,279	1,452,279

Total Affiliated Investment Companies (Cost $40,852,933)		45,364,335

Total (Cost $40,852,933) - 99.4%		$45,364,335

Percentages indicated are based on net assets of $45,622,724.

See accompanying footnote legend and notes to Schedules of Portfolio Investments.

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2006.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be illiquid. As of June 30, 2006, these securities represent 2.0% and 4.7% of net assets in the North Carolina Tax-Free Intermediate Bond Fund and the Prime Money Market, respectively.

(f)	Represents a security purchased on a when-issued basis. At June 30, 2006, total cost of investments purchased on a when-issued basis for the North Carolina Intermediate Tax-Free Fund and the Total Return Bond Fund was $834,139 and $55,674,498, respectively.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2006. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.

**	Discount Note. Rate disclosed represents the effective yield at June 30, 2006.

ADR –	American Depositary Receipt.
AMBAC –	Insured by AMBAC Indemnity Corp.
AMBAC-TCRS –	Secondarily Insured by AMBAC Indemnity Corp.
CMO –	Collateralized Mortgage Obligation.
ETM –	Escrowed to Maturity.
FGIC –	Insured by the Financial Guaranty Insurance Corp.
FHA –	Insured by the Federal Housing Administration.
FSA –	Insured by Financial Security Assurance.
GTY AGMT –	Insured through Guaranty Agreement.
LCD –	Letter of Credit.
LLC –	Limited Liability Company.
MBIA –	Insured by the Municipal Bond Insurance Association.
NA –	North America.
OID –	Original Issue Discount.
REIT –	Real Estate Investment Trust.
SCSDE –	South Carolina School District Enhancement.
XLCA –	Insured by XL Capital Assurance.

Notes to Schedules of Investments

June 30, 2006

(Unaudited)

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Large Cap Fund (formerly known as the Large Company Value Fund), the Large Cap Growth Fund (formerly known as the Large Company Growth Fund), the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund (formerly known as the Small Company Value Fund), the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in other investment companies as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (the “Schedules”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules require management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of

Notes to Schedules of Investments, Continued

June 30, 2006

(Unaudited)

investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for Schedule of Portfolio Investments purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30, 2006.

Securities Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period.

Notes to Schedules of Investments, Continued

June 30, 2006

(Unaudited)

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may write covered call options and the Large Cap Growth Fund and International Equity Fund may purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in written covered call options during the quarter ended June 30, 2006.

	Special Opportunities Equity Fund		Equity Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Covered Call Options
Balance at beginning of period	3,029	$189,359	620	$164,669
Options written	7,195	1,236,235	462	80,583
Options closed	(1,960)	(485,894)	(370)	(80,317)
Options expired	(1,835)	(88,230)	(250)	(84,352)
Options exercised	—	—	—	—

Balance at end of period	6,429	$851,470	462	$80,583

The following is a summary of options outstanding as of June 30, 2006:

Security	Shares Subject to Contract	Fair Value
Special Opportunities Equity Fund
ATI Technologies, Inc., $17.50, 8/19/06	350	$19,250
ATI Technologies, Inc., $22.50, 11/18/06	2,070	51,750
Consol Energy, Inc., $47.50, 1/20/07	1,340	804,000
Consol Energy, Inc., $50.00, 1/20/07	860	464,400
L-3 Communication Holdings, $100.00, 7/22/06	809	4,045
PACCAR, Inc., $90.00, 11/18/06	1,000	280,000

		$1,623,445

Equity Income Fund
Mills Corp., $35.00, 7/22/06	92	$460
Petroleo Brasileiro S.A., $110.00, 7/22/06	370	1,850

		$2,310

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled and at June 30, 2006 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 0.50% to 5.36% and maturity dates ranging

Notes to Schedules of Investments, Continued

June 30, 2006

(Unaudited)

from July 2006 through December 2015). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2006, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral
Large Cap Fund	$258,476,524	$266,291,344
Large Cap Growth Fund	147,860,657	152,154,072
Mid Cap Value Fund	50,569,758	52,125,276
Mid Cap Growth Fund	70,304,063	71,983,335
Small Cap Fund	42,858,991	44,477,230
Special Opportunities Equity Fund	65,646,868	67,300,423
Equity Income Fund	22,389,004	23,393,005
Short U.S. Government Fund	59,133,891	60,242,474
Intermediate U.S. Government Fund	149,173,394	151,959,477
Total Return Bond Fund	193,809,929	197,217,627
U.S. Treasury Money Market Fund	—	—

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2006, the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund held illiquid restricted securities representing 2.0% and 4.7% of net assets, respectively. The illiquid restricted securities held as of June 30, 2006 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/07 @ 101	5/15/2003	$2,096,517	$2,092,897	$2,125,671
Prime Money Market Fund
Genworth Life Insurance Co., 5.26%, 8/9/06	5/9/2005	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 5.17%, 7/10/06	4/8/2005	5,000,000	5,000,000	5,000,000
Jackson National Life Insurance Co., 5.21%, 7/3/06	7/1/2005	2,000,000	2,000,000	2,000,000
Metlife Insurance Co., 5.28%, 8/16/06	8/19/2005	5,000,000	5,000,000	5,000,000
Metropolitan Life Insurance Co., 5.27%, 8/1/06	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, 2000-1, 5.56%, 9/28/06	9/27/2000	30,000,000	30,000,000	30,000,000
New York Life Insurance Co., 4.92%, 8/25/06	8/26/2005	5,000,000	5,000,000	5,000,000

5.	Federal Income Tax Information:

At June 30, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$834,887,802	$142,308,298	(11,948,050)	$130,360,248
Large Cap Growth Fund	478,019,212	41,836,767	(11,334,800)	30,501,967
Mid Cap Value Fund	260,451,398	19,340,582	(8,883,326)	10,457,256
Mid Cap Growth Fund	197,969,132	30,711,231	(3,467,190)	27,244,041
Small Cap Fund	154,017,371	18,274,198	(3,591,002)	14,683,196
International Equity Fund	188,258,116	60,128,726	(5,417,665)	54,711,061
Special Opportunities Equity Fund	230,402,823	38,249,874	(3,786,581)	34,463,293
Equity Income Fund	121,566,858	12,545,380	(2,399,967)	10,145,413
Short U.S. Government Fund	182,662,901	78,844	(4,055,709)	(3,976,865)
Intermediate U.S. Government Fund	584,282,434	140,451	(17,013,767)	(16,873,316)
Total Return Bond Fund	804,036,048	94,647	(13,173,952)	(13,079,305)
Kentucky Intermediate Tax-Free Fund	15,563,869	46,770	(131,506)	(84,736)
Maryland Intermediate Tax-Free Fund	10,299,262	25,540	(52,185)	(26,645)
North Carolina Intermediate Tax-Free Fund	107,225,224	1,310,489	(531,300)	779,189
South Carolina Intermediate Tax-Free Fund	19,494,785	237,568	(136,452)	101,116
Virginia Intermediate Tax-Free Fund	75,846,956	1,296,421	(270,073)	1,026,348
West Virginia Intermediate Tax-Free Fund	64,169,420	663,977	(385,066)	278,911
Prime Money Market Fund	1,224,266,092	—	—	—
U.S. Treasury Money Market Fund	636,589,760	—	—	—
Capital Manager Conservative Growth Fund	81,046,035	7,057,665	(2,711,325)	4,346,340
Capital Manager Moderate Growth Fund	96,811,223	8,425,752	(2,564,300)	5,861,452
Capital Manager Growth Fund	79,159,585	6,037,027	(2,524,241)	3,512,786
Capital Manager Equity Fund	40,953,299	4,651,643	(240,607)	4,411,036

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date	August 29, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	August 29, 2006

*	Print the name and title of each signing officer under his or her signature.